Baird Short-Term Municipal Bond Fund
Schedule of Investments, March 31, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.625%, 05/15/2026	$9,000,000	$9,294,962
1.500%, 08/15/2026	9,000,000	9,216,563
Total U.S. Treasury Securities (Cost $18,531,048)		18,511,525	1.0%

Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2023 (Insured by BAM)	1,050,000	1,128,234
Alabama Housing Finance Authority,
1.500%, 11/01/2022 (Mandatory Tender Date 05/01/2022) (1)	775,000	784,943
Alabama Incentives Financing Authority,
5.000%, 09/01/2023	650,000	720,574
Alabama Special Care Facilities Financing Authority,
1.850%, 11/15/2046 (Mandatory Tender Date 11/01/2022) (1)	340,000	348,856
Birmingham Airport Authority:
5.000%, 07/01/2024 (Insured by BAM)	190,000	217,124
5.000%, 07/01/2025 (Insured by BAM)	500,000	589,627
5.000%, 07/01/2026 (Insured by BAM)	450,000	545,398
Birmingham-Jefferson Civic Center Authority:
5.000%, 05/01/2024	430,000	489,024
5.000%, 05/01/2026	500,000	606,035
Black Belt Energy Gas District,
0.977%, 12/01/2048 (1 Month LIBOR USD + 0.900%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,730,000	1,743,032
Chilton County Health Care Authority:
3.000%, 11/01/2021	560,000	567,632
5.000%, 11/01/2024	825,000	944,405
Choctaw County School,
2.000%, 03/01/2024 (6)	1,230,000	1,279,541
City of Hartselle AL:
2.000%, 06/01/2024 (Insured by BAM)	120,000	124,345
2.000%, 06/01/2025 (Insured by BAM)	225,000	234,206
2.000%, 06/01/2026 (Insured by BAM)	225,000	235,084
2.000%, 06/01/2027 (Insured by BAM)	1,405,000	1,468,325
City of Opelika AL,
3.000%, 10/01/2022	445,000	462,971
City of Phenix AL:
3.000%, 08/15/2021 (Insured by BAM)	385,000	388,312
3.000%, 08/15/2022 (Insured by BAM)	500,000	515,894
3.000%, 08/15/2023 (Insured by BAM)	100,000	105,374
2.000%, 04/01/2027	2,110,000	2,194,521
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	750,000	683,838
County of Morgan AL:
3.000%, 04/01/2022	135,000	137,798
4.000%, 04/01/2023	210,000	224,918
4.000%, 04/01/2024	220,000	242,605
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)	270,000	289,969
Eutaw Industrial Development Board,
0.070%, 06/01/2028 (Optional Put Date 04/01/2021) (1)	800,000	800,000
Greenville Public Improvement Cooperative District:
4.000%, 03/01/2022 (Insured by BAM)	25,000	25,831
4.000%, 03/01/2023 (Insured by BAM)	100,000	106,610
5.000%, 03/01/2024 (Insured by BAM)	140,000	157,847
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Pre-refunded to 06/01/2021)	100,000	100,756
Lauderdale County Agriculture Center Authority:
2.000%, 07/01/2022	450,000	455,357
5.000%, 07/01/2024	495,000	562,752
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	553,638
5.000%, 07/01/2026 (Callable 07/01/2024)	545,000	613,490
5.000%, 07/01/2027 (Callable 07/01/2024)	570,000	638,245
5.000%, 07/01/2028 (Callable 07/01/2024)	600,000	667,946
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 02/01/2023)	375,000	388,351
Mobile County Board of School Commissioners,
5.000%, 03/01/2023	875,000	950,277
Montgomery Waterworks & Sanitation,
5.000%, 03/01/2025 (Pre-refunded to 03/01/2022)	150,000	156,651
Morgan County Board of Education:
2.500%, 03/01/2025 (Pre-refunded to 03/01/2022)	1,165,000	1,189,658
2.700%, 03/01/2027 (Pre-refunded to 03/01/2022)	865,000	884,873
Pickens County Water Authority:
3.000%, 01/01/2022 (Insured by BAM)	145,000	147,442
3.000%, 01/01/2023 (Insured by BAM)	155,000	160,876
3.000%, 01/01/2024 (Insured by BAM)	100,000	106,148
3.000%, 01/01/2025 (Insured by BAM)	160,000	172,141
Selma Industrial Development Board,
2.000%, 11/01/2033 (Mandatory Tender Date 10/01/2024) (1)	750,000	781,168
Southeast Alabama Gas Supply District:
0.710%, 04/01/2049 (SIFMA Municipal Swap Index + 0.650%)(Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (2)	2,000,000	2,002,551
0.977%, 04/01/2049 (1 Month LIBOR USD + 0.900%)(Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (2)	750,000	755,851
Tallassee Board of Education:
4.000%, 08/01/2027 (Insured by AGM)	360,000	425,054
4.000%, 08/01/2028 (Insured by AGM)	405,000	485,164
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)(Insured by AGM)	930,000	997,020
West Escambia Utilities, Inc.,
2.400%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	760,000	773,800
Wilsonville Industrial Development Board,
0.060%, 01/01/2024 (Optional Put Date 04/01/2021) (1)	9,230,000	9,230,000
Total Alabama (Cost $41,135,054)		41,562,082	2.3%

Alaska
Alaska Housing Finance Corp.:
3.750%, 12/01/2042 (Callable 06/01/2028)	8,550,000	9,544,577
4.000%, 12/01/2048 (Callable 06/01/2027)	1,170,000	1,294,552
Alaska Industrial Development & Export Authority:
5.000%, 10/01/2022	550,000	587,093
5.000%, 10/01/2023	600,000	665,485
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)	5,590,000	6,535,914
University of Alaska:
5.000%, 10/01/2024	765,000	869,564
4.000%, 10/01/2025	330,000	369,885
4.000%, 10/01/2026 (Callable 10/01/2023)	1,400,000	1,494,626
5.000%, 10/01/2026	865,000	1,032,300
Total Alaska (Cost $21,693,672)		22,393,996	1.3%

Arizona
Arizona Health Facilities Authority,
1.910%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/05/2022)(Mandatory Tender Date 02/01/2023) (2)	200,000	202,976
Arizona Industrial Development Authority:
3.375%, 07/01/2021 (3)	110,000	110,419
4.000%, 07/01/2021 (Insured by SD CRED PROG)	165,000	166,172
2.500%, 05/01/2022 (Insured by AGM) (3)	5,623,280	5,645,149
4.000%, 05/01/2022	300,000	303,994
3.000%, 07/01/2022 (3)	50,000	50,448
5.000%, 02/01/2023	1,000,000	1,082,334
4.000%, 08/01/2023 (3)	705,000	729,341
5.000%, 05/01/2025	405,000	433,826
4.625%, 08/01/2028 (3)	375,000	416,079
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	885,000	937,420
Chandler Industrial Development Authority,
2.400%, 12/01/2035 (Mandatory Tender Date 08/14/2023) (1)	265,000	277,168
City of Tucson AZ,
5.000%, 07/01/2026 (Insured by AGM)	500,000	601,729
Glendale Industrial Development Authority:
5.250%, 05/15/2021	500,000	502,768
5.250%, 05/15/2022	550,000	580,302
4.000%, 05/15/2026 (Callable 05/15/2024)	185,000	199,406
Industrial Development Authority of the County of Pima:
4.000%, 07/01/2021	245,000	246,561
4.000%, 07/01/2022	105,000	108,051
4.000%, 07/01/2023	265,000	281,308
4.000%, 09/01/2029 (Callable 03/01/2023)	700,000	731,257
Maricopa County Industrial Development Authority:
2.625%, 07/01/2021	20,000	20,011
4.000%, 07/01/2024 (Insured by SD CRED PROG)	135,000	148,889
5.000%, 01/01/2048 (Mandatory Tender Date 10/18/2024) (1)	1,050,000	1,212,583
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	3,042,150
Santa Cruz County Jail District,
5.000%, 07/01/2029 (Callable 07/01/2027)(Insured by AGM)	150,000	181,751
Total Arizona (Cost $17,930,913)		18,212,092	1.0%

Arkansas
Arkansas Technical University:
3.000%, 05/01/2024	165,000	176,553
3.000%, 05/01/2025	220,000	238,575
4.000%, 06/01/2026 (Callable 06/01/2023)	200,000	213,323
Batesville Public Facilities Board:
5.000%, 06/01/2024	1,000,000	1,077,432
5.000%, 06/01/2025	1,385,000	1,509,808
5.000%, 06/01/2026	850,000	936,879
City of Conway AR,
4.000%, 12/01/2023 (Callable 06/01/2022)	35,000	36,493
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	2,500,000	2,517,779
3.050%, 01/01/2047 (Callable 01/01/2027)	555,000	569,761
City of Heber Springs AR:
3.000%, 11/01/2021 (Insured by BAM)	55,000	55,877
3.000%, 11/01/2022 (Insured by BAM)	50,000	52,156
3.000%, 11/01/2023 (Insured by BAM)	40,000	42,323
City of Hot Springs AR:
3.000%, 10/01/2023 (Insured by BAM)	510,000	540,363
3.000%, 10/01/2024 (Insured by BAM)	1,110,000	1,194,911
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)	255,000	277,854
City of Jacksonville AR,
4.000%, 12/01/2025 (Pre-refunded to 06/01/2021)	110,000	110,651
City of Little Rock AR:
3.000%, 10/01/2021	100,000	101,387
5.000%, 12/01/2022 (Insured by BAM)	150,000	160,985
2.375%, 04/01/2028 (Callable 04/01/2021)	130,000	130,000
City of Lonoke AR,
5.000%, 06/01/2023	160,000	175,690
City of Magnolia AR,
2.600%, 08/01/2036 (Callable 08/01/2024)(Insured by BAM)	275,000	275,585
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	165,000	167,082
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	485,000	491,152
City of Mountain View AR,
1.375%, 11/01/2050 (Callable 11/01/2027)(Insured by BAM)	885,000	843,340
City of North Little Rock AR:
5.000%, 11/01/2021	310,000	318,033
5.000%, 11/01/2024	305,000	349,840
5.000%, 11/01/2025	510,000	601,634
5.000%, 11/01/2026	535,000	646,690
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	455,000	475,985
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,485,000	1,547,412
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	275,000	284,309
City of Springdale AR:
5.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	150,000	161,247
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	595,000	603,184
Conway Health Facilities Board:
5.000%, 08/01/2021	450,000	456,197
5.000%, 08/01/2023	500,000	549,851
5.000%, 08/01/2024	410,000	466,353
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	1,525,000	1,567,490
Dumas Arkansas School District No. 6:
1.400%, 02/01/2022 (Insured by ST AID)	235,000	237,180
1.450%, 02/01/2023 (Callable 08/01/2022)(Insured by ST AID)	245,000	248,682
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)	245,000	247,999
Jackson County Special School District,
1.500%, 02/01/2022 (Insured by ST AID)	175,000	176,766
Lonoke White Public Water Authority,
3.000%, 12/01/2022 (Insured by BAM)	100,000	103,610
National Park College District:
3.000%, 05/01/2021	210,000	210,377
3.000%, 05/01/2022	115,000	117,895
3.000%, 05/01/2023	65,000	68,257
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)(Insured by BAM)	375,000	393,252
Southern Arkansas University:
4.000%, 03/01/2023 (Insured by AGM)	465,000	495,458
4.000%, 03/01/2023 (Insured by AGM)	235,000	249,930
4.000%, 03/01/2024 (Insured by AGM)	245,000	268,512
4.000%, 03/01/2024 (Insured by AGM)	175,000	191,476
Van Buren School District No. 42:
2.000%, 04/01/2022 (Insured by ST AID)	250,000	254,468
2.000%, 04/01/2024 (Insured by ST AID)	130,000	136,014
Total Arkansas (Cost $22,939,836)		23,324,060	1.3%

California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036 (Pre-refunded to 08/01/2022)	225,000	103,906
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)	13,068,000	13,221,399
Bay Area Toll Authority,
0.960%, 04/01/2045 (SIFMA Municipal Swap Index + 0.900%)(Callable 11/01/2022)(Mandatory Tender Date 05/01/2023) (2)	125,000	126,259
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	160,000	210,340
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)(Mandatory Tender Date 03/01/2024) (1)	3,910,000	4,124,485
California Infrastructure & Economic Development Bank:
0.459%, 08/01/2047 (1 Month LIBOR USD + 0.380%)(Callable 04/21/2021)(Mandatory Tender Date 08/01/2021) (2)	150,000	149,992
0.760%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	5,550,000	5,596,855
1.750%, 08/01/2055 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	1,000,000	1,015,009
California Municipal Finance Authority:
5.000%, 08/01/2021	400,000	403,897
5.000%, 08/01/2021	610,000	616,182
1.150%, 12/15/2021 (Callable 11/01/2021)(Insured by ST AID) (3)	1,000,000	999,996
5.000%, 08/01/2022	400,000	415,304
5.000%, 08/01/2022	640,000	665,854
5.000%, 08/01/2023	670,000	715,684
California Public Finance Authority:
4.000%, 10/15/2021	215,000	218,757
4.000%, 10/15/2022	245,000	257,219
California School Finance Authority,
5.000%, 08/01/2021 (3)	500,000	507,116
California State University,
4.000%, 11/01/2049 (Callable 05/03/2021)(Mandatory Tender Date 11/01/2021) (1)	75,000	75,189
California Statewide Communities Development Authority:
3.500%, 11/01/2021 (Callable 08/01/2021)(Insured by CA MTG)	10,000	10,087
3.000%, 07/01/2026 (Callable 05/03/2021)(Insured by CA MTG)	625,000	625,982
Campbell Union School District,
0.000%, 08/01/2035 (Callable 08/01/2026) (7)	775,000	938,536
Centinela Valley Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2022)(Insured by AGM)	370,000	153,857
Central School District,
0.000%, 08/01/2051 (Callable 08/01/2022)	400,000	68,109
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	810,000	817,938
City of Redding CA,
0.240%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	65,000	65,000
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	50,000	49,958
Corona-Norco Unified School District,
0.000%, 08/01/2024 (7)	30,000	34,098
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	2,250,000	2,486,694
Eastern Municipal Water District,
0.381%, 07/01/2030 (1 Month LIBOR USD + 0.300%)(Callable 04/21/2021)(Mandatory Tender Date 10/01/2021) (2)	745,000	745,138
Emery Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	505,000	192,369
Fresno Unified School District:
0.000%, 08/01/2027 (Callable 08/01/2021)	200,000	136,479
0.000%, 08/01/2028 (Callable 08/01/2021)	225,000	143,107
0.000%, 08/01/2030 (Callable 08/01/2021)	65,000	35,739
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by BAM)	75,000	42,258
0.000%, 08/01/2033 (Callable 08/01/2021)	310,000	136,622
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by BAM)	645,000	339,055
0.000%, 08/01/2034 (Callable 08/01/2021)	100,000	41,010
0.000%, 08/01/2034 (Callable 08/01/2023)(Insured by BAM)	400,000	196,323
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	150,000	68,673
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	665,000	284,067
0.000%, 08/01/2039 (Callable 08/01/2023)(Insured by BAM)	650,000	224,849
0.000%, 08/01/2040 (Callable 08/01/2023)(Insured by BAM)	805,000	259,473
0.000%, 08/01/2041 (Callable 08/01/2021)	1,480,000	373,555
0.000%, 08/01/2041 (Callable 08/01/2021)	1,075,000	271,332
0.000%, 08/01/2041 (Callable 08/01/2023)(Insured by BAM)	1,000,000	299,646
0.000%, 08/01/2044 (Callable 08/01/2023)	1,140,000	271,513
Glendale Unified School District:
0.000%, 09/01/2030 (Callable 09/01/2021)	350,000	196,703
0.000%, 09/01/2041 (Callable 09/01/2021)	500,000	126,107
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2023	590,000	647,518
Healdsburg Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2022)	90,000	53,999
Indio Finance Authority,
3.550%, 09/02/2029 (Callable 03/02/2024) (3)	6,711,000	7,030,334
Kern Community College District,
0.000%, 08/01/2023	2,000,000	1,980,802
Lemoore Union High School District,
0.000%, 01/01/2022 (Insured by AMBAC)	30,000	29,857
Mendocino-Lake Community College District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2021)(Insured by AGM)	65,000	23,734
Merced Union High School District,
0.000%, 08/01/2046 (Pre-refunded to 08/01/2021)	100,000	16,770
Mizuho Floater/Residual Trust:
0.260%, 03/01/2036 (Callable 05/03/2021)(Optional Put Date 04/07/2021) (1)(3)	1,000,000	1,000,000
0.310%, 05/01/2049 (Optional Put Date 05/05/2021) (1)(3)	12,100,000	12,100,000
Morongo Unified School District,
0.000%, 08/01/2039 (Pre-refunded to 08/01/2022)	170,000	60,817
Oakland California University School District,
5.000%, 08/01/2029 (Callable 08/01/2026)	265,000	319,038
Oro Grande Elementary School District:
4.000%, 09/15/2021	1,595,000	1,613,724
4.000%, 09/15/2022	1,975,000	2,046,142
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	140,939
0.000%, 08/01/2036 (Callable 08/01/2023)	975,000	438,357
0.000%, 08/01/2037 (Callable 08/01/2023)	400,000	168,338
0.000%, 08/01/2038 (Callable 08/01/2023)	250,000	98,549
0.000%, 08/01/2039 (Callable 08/01/2023)	420,000	154,987
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2035 (Pre-refunded to 09/01/2021)(Insured by AGM)	200,000	70,073
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)(Insured by BAM)	60,000	54,091
0.000%, 08/01/2026 (Callable 08/01/2023)(Insured by BAM)	35,000	29,960
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	585,000	301,056
Rosemead School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by AGM)	495,000	284,675
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by AGM)	700,000	374,633
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by AGM)	735,000	339,087
Roseville Natural Gas Financing Authority,
5.000%, 02/15/2023	330,000	358,649
Sacramento City Unified School District:
5.000%, 07/01/2022	100,000	105,537
5.000%, 07/01/2025 (Callable 07/01/2022)	170,000	179,107
5.000%, 07/01/2025 (Callable 07/01/2024)	725,000	814,702
0.000%, 07/01/2026 (Insured by AGM)	300,000	282,164
San Joaquin Hills Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	90,000	84,564
San Mateo Union High School District:
0.000%, 09/01/2033 (Callable 09/01/2021)	100,000	44,864
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (7)	480,000	560,120
San Ysidro School District,
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	300,000	62,939
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	300,000	47,796
Tender Option Bond Trust,
0.260%, 06/15/2055 (1)(3)	4,815,000	4,815,000
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to 02/01/2024)(Insured by BAM)	275,000	132,793
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)(Insured by BAM)	85,000	38,343
University of California,
5.000%, 05/15/2025 (6)	1,000,000	1,127,983
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	500,000	553,892
Victor Valley Union High School District,
0.000%, 08/01/2044 (Pre-refunded to 08/01/2023)	1,000,000	302,166
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 06/01/2023)	1,625,000	1,673,913
2.000%, 06/01/2025 (Callable 06/01/2023)	3,300,000	3,389,999
Westminster School District:
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	190,000	82,196
0.000%, 08/01/2038 (Callable 08/01/2023)(Insured by BAM)	600,000	226,019
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	2,215,000	391,124
0.000%, 08/01/2053 (Callable 08/01/2023)(Insured by BAM)	480,000	57,531
Total California (Cost $83,106,764)		83,766,601	4.7%

Colorado
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	300,000	344,975
5.000%, 12/01/2025 (Insured by BAM)	315,000	372,319
City & County of Denver CO,
5.000%, 11/15/2031 (Mandatory Tender Date 11/15/2022) (1)	3,275,000	3,521,092
Colorado Educational & Cultural Facilities Authority:
4.000%, 11/01/2021	50,000	50,938
4.000%, 12/01/2021	100,000	102,247
5.000%, 12/01/2021	80,000	82,401
4.000%, 03/01/2022	45,000	46,288
5.000%, 12/01/2022	200,000	213,100
4.000%, 04/01/2023	95,000	98,161
5.000%, 10/01/2023	1,360,000	1,498,459
5.250%, 03/01/2025 (Insured by NATL)	1,950,000	2,222,312
4.000%, 12/15/2025	790,000	832,107
5.000%, 06/15/2027 (Callable 06/15/2026)	635,000	758,532
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	3,000,000	2,990,820
5.000%, 10/01/2023	300,000	332,506
5.000%, 12/01/2023 (Pre-refunded to 12/01/2022)	1,000,000	1,079,815
5.000%, 05/15/2025 (Pre-refunded to 05/15/2023)	320,000	350,770
5.000%, 10/01/2025	350,000	412,915
5.000%, 12/01/2025 (Pre-refunded to 12/01/2022)	1,600,000	1,727,704
5.000%, 10/01/2026	400,000	484,439
4.000%, 12/01/2026 (Pre-refunded to 06/01/2022)	1,535,000	1,603,935
5.000%, 12/01/2027 (Pre-refunded to 12/01/2022)	300,000	323,944
5.000%, 12/01/2030 (Callable 06/01/2025)	1,000,000	1,121,557
5.000%, 11/15/2036 (Mandatory Tender Date 11/15/2023) (1)	145,000	162,741
2.800%, 05/15/2042 (Callable 11/15/2022)(Mandatory Tender Date 05/15/2023) (1)	2,225,000	2,308,990
5.625%, 06/01/2043 (Pre-refunded to 06/01/2023)	1,080,000	1,205,458
5.000%, 11/15/2048 (Mandatory Tender Date 11/20/2025) (1)	190,000	227,615
5.000%, 08/01/2049 (Callable 02/01/2025)(Mandatory Tender Date 08/01/2025) (1)	5,525,000	6,383,435
Colorado Housing & Finance Authority:
1.450%, 04/01/2022	60,000	60,647
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	350,000	379,881
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	895,000	1,000,526
1.650%, 10/01/2057 (Mandatory Tender Date 04/01/2023) (1)	2,415,000	2,470,209
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	540,000	552,534
Crystal Valley Metropolitan District No. 2,
5.000%, 12/01/2027 (Insured by AGM)	275,000	343,982
Denver City & County Housing Authority:
0.650%, 02/01/2025	245,000	242,958
0.700%, 08/01/2025	245,000	242,016
0.750%, 02/01/2026	245,000	241,590
Denver Convention Center Hotel Authority:
5.000%, 12/01/2024	2,170,000	2,458,374
5.000%, 12/01/2025	1,100,000	1,278,364
Denver Health & Hospital Authority,
4.000%, 12/01/2027 (Callable 12/01/2023)	225,000	241,947
E-470 Public Highway Authority:
0.000%, 09/01/2022 (Insured by NATL)	30,000	29,838
1.127%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 04/21/2021)(Mandatory Tender Date 09/01/2021) (2)	400,000	400,122
High Plains Metropolitan District:
4.000%, 12/01/2022 (Insured by NATL)	420,000	443,845
4.000%, 12/01/2024 (Insured by NATL)	225,000	251,078
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	163,840
Regional Transportation District,
5.000%, 06/01/2033 (Callable 06/01/2023)	215,000	233,993
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	78,000	79,351
3.000%, 12/01/2022	95,000	96,642
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	33,474
Vauxmont Metropolitan District:
5.000%, 12/15/2025 (Callable 12/15/2024)(Insured by AGM)	125,000	146,177
5.000%, 12/15/2026 (Callable 12/15/2024)(Insured by AGM)	135,000	157,247
5.000%, 12/15/2027 (Callable 12/15/2024)(Insured by AGM)	160,000	185,539
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	227,553
Total Colorado (Cost $41,700,584)		42,821,302	2.4%

Connecticut
City of Bridgeport CT:
5.000%, 02/01/2022 (Insured by BAM)	250,000	259,492
5.000%, 02/01/2024 (Insured by BAM)	475,000	533,979
City of Hartford CT,
5.000%, 04/01/2022 (Insured by AGM)	1,000,000	1,046,578
City of New Haven CT,
5.000%, 08/15/2022 (ETM)(Insured by AGM)	520,000	554,204
Connecticut Housing Finance Authority:
3.000%, 05/15/2025 (Callable 05/15/2021)	825,000	827,648
4.000%, 11/15/2044 (Callable 11/15/2023)	75,000	78,186
4.000%, 11/15/2045 (Callable 11/15/2027)	165,000	181,372
4.000%, 05/15/2049 (Callable 11/15/2028)	1,440,000	1,627,432
2.600%, 11/15/2058 (Callable 05/03/2021)(Mandatory Tender Date 11/15/2021) (1)	125,000	125,208
1.625%, 11/15/2059 (Callable 05/03/2021)(Mandatory Tender Date 11/15/2022) (1)	2,500,000	2,502,232
Connecticut Municipal Electric Energy Cooperative,
5.000%, 01/01/2030 (Callable 01/01/2022)	530,000	547,939
Connecticut State Health & Educational Facilities Authority:
4.000%, 11/01/2021	100,000	102,137
5.000%, 07/01/2022	1,300,000	1,371,484
5.000%, 07/01/2023	805,000	883,548
5.000%, 07/01/2024	950,000	1,079,373
2.750%, 01/01/2026 (Callable 07/01/2022) (3)	450,000	453,661
5.000%, 11/01/2026 (Callable 11/01/2022)	445,000	475,709
5.000%, 07/01/2028 (Callable 07/01/2024)	630,000	711,034
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2022	500,000	537,270
5.000%, 11/15/2023	400,000	445,718
5.000%, 11/15/2023	850,000	947,150
5.000%, 11/15/2024	450,000	516,240
5.000%, 11/15/2024	225,000	258,120
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 05/03/2021)(Insured by ST AID)	175,000	175,488
State of Connecticut:
1.010%, 03/01/2024 (SIFMA Municipal Swap Index + 0.950%) (2)	200,000	202,366
5.000%, 10/01/2026	1,040,000	1,275,112
5.000%, 10/01/2027 (Callable 10/01/2023)	1,005,000	1,117,335
Town of Hamden CT:
4.000%, 08/15/2021 (ETM)(Insured by BAM)	415,000	420,780
5.000%, 08/01/2022 (Insured by BAM)	285,000	302,466
5.000%, 08/01/2023 (Insured by BAM)	150,000	165,764
Town of Plainfield CT,
3.375%, 07/15/2026 (Callable 07/15/2024)	275,000	298,530
Town of Plymouth CT,
3.000%, 10/15/2027 (Callable 10/15/2024)(Insured by BAM)	300,000	321,000
University of Connecticut,
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	811,931
Total Connecticut (Cost $20,592,799)		21,156,486	1.2%

Delaware
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	262,971
5.000%, 10/01/2025 (Insured by BAM)	140,000	164,558
Delaware State Economic Development Authority:
5.000%, 10/01/2028 (Callable 10/01/2024)(Insured by AGM)	1,000,000	1,120,598
5.000%, 10/01/2029 (Callable 10/01/2022)	1,000,000	1,047,696
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 06/01/2023)(Insured by GNMA)	131,207	136,338
Total Delaware (Cost $2,719,417)		2,732,161	0.2%

District of Columbia
District of Columbia:
5.000%, 07/01/2025	500,000	579,625
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	334,324
4.000%, 12/01/2028 (Callable 12/01/2022)	330,000	348,087
3.000%, 06/01/2030	1,205,000	1,238,025
District of Columbia Housing Finance Agency:
1.250%, 03/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FNMA) (1)	1,700,000	1,714,027
3.500%, 06/15/2023	245,000	252,754
2.550%, 09/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FHA) (1)	1,200,000	1,224,324
1.750%, 09/01/2025 (Mandatory Tender Date 09/01/2023)(Insured by FHA) (1)	2,260,000	2,323,271
1.450%, 02/01/2039 (Mandatory Tender Date 08/01/2022) (1)	180,000	182,700
Total District of Columbia (Cost $8,065,055)		8,197,137	0.5%

Florida
Capital Trust Agency, Inc.:
4.000%, 12/15/2024	250,000	266,073
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	270,000	281,209
4.250%, 12/01/2042 (Pre-refunded to 12/01/2022)	65,000	72,389
City of Auburndale FL,
5.250%, 12/01/2023	1,010,000	1,139,603
City of Boynton Beach FL,
4.500%, 11/01/2022 (Callable 11/01/2021)(Insured by AGM)	130,000	133,104
City of Gainesville FL,
0.050%, 10/01/2042 (Optional Put Date 04/01/2021) (1)	10,000,000	10,000,000
City of Jacksonville FL:
5.000%, 11/01/2022	100,000	107,202
0.100%, 05/01/2029 (Optional Put Date 04/01/2021) (1)	11,000,000	11,000,000
5.000%, 10/01/2029 (Callable 10/01/2026)	1,175,000	1,437,800
0.050%, 08/01/2036 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	12,000,000	12,000,000
City of Lakeland FL,
5.000%, 11/15/2028 (Callable 11/15/2026)	100,000	120,743
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	100,000	98,625
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	1,000,000	1,178,201
City of Port St. Lucie FL:
5.000%, 09/01/2021	55,000	56,006
5.250%, 09/01/2022 (Insured by NATL)	100,000	106,864
City of Tallahassee FL:
5.000%, 12/01/2022	475,000	509,311
5.000%, 12/01/2024	200,000	229,827
5.000%, 12/01/2025	500,000	591,735
County of Brevard FL,
5.000%, 07/01/2031 (Callable 07/01/2027)	540,000	662,304
County of Broward FL:
5.000%, 09/01/2025 (Callable 09/01/2023)	1,540,000	1,708,376
5.000%, 09/01/2026 (Callable 09/01/2023)	1,045,000	1,158,529
5.000%, 09/01/2027 (Callable 09/01/2023)	1,525,000	1,690,816
County of Escambia FL,
0.090%, 07/01/2022 (Optional Put Date 04/01/2021) (1)	1,000,000	1,000,000
County of Miami-Dade FL:
0.000%, 10/01/2023 (ETM)(Insured by NATL)	200,000	198,070
5.000%, 10/01/2027 (Callable 10/01/2025)	500,000	596,202
0.000%, 10/01/2028 (ETM)(Insured by NATL)	40,000	36,626
County of Okeechobee FL,
1.550%, 07/01/2039 (Mandatory Tender Date 07/01/2021) (1)	475,000	476,458
County of St. Johns FL,
0.000%, 06/01/2021 (Insured by NATL)	255,000	254,898
County of St. Lucie FL,
0.100%, 09/01/2028 (Optional Put Date 04/01/2021) (1)	8,000,000	8,000,000
Florida Department of Environmental Protection,
5.000%, 07/01/2025	525,000	623,466
Florida Development Finance Corp.:
5.000%, 04/01/2022	155,000	161,588
5.000%, 04/01/2023	275,000	298,258
4.000%, 06/15/2024	860,000	933,798
2.625%, 12/15/2024 (3)	310,000	317,471
5.000%, 04/01/2025	200,000	230,559
5.250%, 02/01/2026 (Callable 08/01/2023)	100,000	106,896
5.000%, 06/15/2026	370,000	433,902
5.000%, 06/15/2027	390,000	466,047
Florida Gulf Coast University Financing Corp.:
5.000%, 02/01/2023	240,000	259,748
5.000%, 02/01/2024	250,000	280,666
5.000%, 02/01/2027	270,000	331,366
Florida Higher Educational Facilities Financial Authority,
5.000%, 04/01/2028 (Callable 04/01/2026)	460,000	537,178
Florida Housing Finance Corp.:
3.700%, 07/01/2021 (Callable 04/21/2021)(Insured by GNMA)	485,000	485,581
1.450%, 03/01/2023 (Mandatory Tender Date 03/01/2022) (1)	100,000	101,042
4.350%, 01/01/2046 (Callable 01/01/2024)	85,000	87,809
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	80,000	85,081
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	185,000	201,578
Florida Municipal Loan Council:
0.000%, 04/01/2021 (Insured by NATL)	50,000	50,000
0.000%, 04/01/2022 (Insured by NATL)	295,000	291,798
4.000%, 12/01/2022 (Insured by AGM)	155,000	164,145
0.000%, 04/01/2023 (Insured by NATL)	265,000	258,597
5.000%, 12/01/2023 (Insured by AGM)	160,000	178,797
5.000%, 12/01/2024 (Insured by AGM)	85,000	98,276
Florida Municipal Power Agency,
5.000%, 10/01/2025 (Callable 10/01/2021)	585,000	598,204
Heritage Bay Community Development District,
2.250%, 05/01/2021	125,000	125,145
Herons Glen Recreation District,
2.500%, 05/01/2027 (Insured by BAM)	250,000	263,619
Highlands County Health Facilities Authority:
0.060%, 11/15/2035 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	5,300,000	5,300,000
0.060%, 11/15/2037 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	10,000,000	10,000,000
Hillsborough County Industrial Development Authority,
3.500%, 10/01/2028 (Callable 10/01/2023)	340,000	357,977
Hollywood Beach Community Development District I,
5.000%, 10/01/2027	545,000	680,036
Hollywood Community Redevelopment Agency:
5.000%, 03/01/2023	665,000	721,148
5.000%, 03/01/2024	800,000	900,005
Jacksonville Electric Authority:
5.000%, 10/01/2023	150,000	167,401
5.000%, 10/01/2023	210,000	234,361
5.000%, 10/01/2026 (Callable 05/03/2021)	245,000	245,818
0.100%, 10/01/2036 (1)	2,000,000	2,000,000
Lee County School Board,
5.000%, 08/01/2023	190,000	210,388
Miami Beach Health Facilities Authority,
4.000%, 11/15/2025 (Pre-refunded to 11/15/2022)	735,000	779,656
Miami Health Facilities Authority,
5.000%, 07/01/2021	310,000	309,826
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	156,604
5.000%, 04/01/2023	150,000	163,154
Miami-Dade County Industrial Development Authority:
0.100%, 06/01/2021 (Optional Put Date 04/01/2021) (1)	7,635,000	7,635,000
5.000%, 01/15/2022	385,000	394,553
Orange County Convention Center:
5.000%, 10/01/2027 (Callable 10/01/2025)	1,000,000	1,179,438
5.000%, 10/01/2028 (Callable 10/01/2025)	25,000	29,387
Orange County Health Facilities Authority:
3.500%, 08/01/2021	575,000	579,967
6.250%, 10/01/2021 (ETM)(Insured by NATL)	40,000	41,190
4.000%, 08/01/2024	25,000	27,282
5.000%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,212,188
Orange County Housing Finance Authority:
1.900%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	2,530,000	2,530,000
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	250,000	262,657
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)	180,000	201,279
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)	265,000	258,168
Palm Beach County Health Facilities Authority:
5.000%, 08/15/2021	400,000	406,690
5.000%, 11/15/2022	220,000	233,990
5.000%, 12/01/2031 (Pre-refunded to 12/01/2024)	1,250,000	1,457,459
Pasco County School Board,
0.810%, 08/01/2032 (SIFMA Municipal Swap Index + 0.750%)(Callable 08/04/2021)(Mandatory Tender Date 08/02/2023) (2)	3,675,000	3,681,202
Pinellas County Housing Authority,
1.000%, 11/01/2027	3,565,000	3,571,868
Pinellas County Housing Finance Authority,
1.250%, 08/01/2022 (Mandatory Tender Date 08/01/2021) (1)	1,015,000	1,018,276
Putnam County Development Authority,
0.060%, 09/01/2024 (Optional Put Date 04/01/2021) (1)	2,300,000	2,300,000
Reedy Creek Improvement District,
5.000%, 10/01/2024 (Callable 10/01/2023)	145,000	161,284
Sarasota County Public Hospital District,
5.250%, 07/01/2024 (Insured by NATL)	115,000	129,260
School Board of Miami-Dade County:
5.000%, 05/01/2031 (Mandatory Tender Date 05/01/2024) (1)	805,000	912,327
5.500%, 05/01/2031 (Callable 05/03/2021)(Insured by AGM)	300,000	301,083
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 05/03/2021)	105,000	105,348
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,261,670
UCF Convocation Corp.:
5.000%, 10/01/2028 (Callable 10/01/2025)	630,000	747,832
5.000%, 10/01/2030 (Callable 10/01/2025)	935,000	1,109,877
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	485,000	528,988
Volusia County Educational Facility Authority:
5.000%, 10/15/2029 (Callable 04/15/2025)	1,035,000	1,186,300
5.000%, 10/15/2033 (Callable 04/15/2025)	450,000	511,594
Total Florida (Cost $119,608,927)		120,284,117	6.8%

Georgia
Athens Housing Authority:
5.000%, 06/15/2022	280,000	294,846
5.000%, 06/15/2027	1,570,000	1,943,858
5.000%, 06/15/2028 (Callable 06/15/2027)	1,755,000	2,151,403
Atlanta Development Authority,
5.000%, 07/01/2024	140,000	158,199
Bartow County Development Authority,
2.750%, 12/01/2032 (Mandatory Tender Date 03/15/2023) (1)	2,000,000	2,086,116
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	170,000	176,311
1.500%, 01/01/2040 (Mandatory Tender Date 02/03/2025) (1)	6,500,000	6,628,261
1.650%, 11/01/2048 (Mandatory Tender Date 06/18/2021) (1)	245,000	245,665
1.550%, 12/01/2049 (Mandatory Tender Date 08/19/2022) (1)	2,000,000	2,032,546
1.700%, 12/01/2049 (Mandatory Tender Date 08/22/2024) (1)	1,680,000	1,735,013
0.070%, 11/01/2052 (Optional Put Date 04/01/2021) (1)	6,500,000	6,500,000
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 05/03/2021)	450,000	451,568
5.000%, 01/01/2024 (Callable 05/03/2021)	515,000	516,804
4.000%, 07/01/2026 (Callable 07/01/2023)	100,000	106,158
City of Thomson GA:
3.000%, 07/01/2022	535,000	550,283
3.000%, 07/01/2023 (Callable 07/01/2022)	550,000	566,368
Cobb-Marietta Coliseum & Exhibit Hall Authority,
5.500%, 10/01/2026 (Insured by NATL)	880,000	999,029
Colquitt County Development Authority,
0.000%, 12/01/2021 (ETM)	525,000	524,518
Cornelia Urban Redevelopment Agency,
4.000%, 10/01/2023 (Insured by AGM)	80,000	86,882
Development Authority for Fulton County:
5.000%, 10/01/2025	975,000	1,139,952
5.000%, 10/01/2026	1,415,000	1,696,138
5.000%, 10/01/2027	1,015,000	1,242,930
Development Authority of Appling County,
1.500%, 01/01/2038 (Mandatory Tender Date 02/03/2025) (1)	900,000	917,759
Development Authority of Bulloch County:
5.000%, 07/01/2023	260,000	286,106
5.000%, 07/01/2024	200,000	228,066
5.000%, 07/01/2025	315,000	370,742
5.000%, 07/01/2026	330,000	399,017
Development Authority of Cobb County,
5.000%, 07/15/2024	1,900,000	2,162,753
Development Authority of Monroe County,
0.100%, 11/01/2048 (Optional Put Date 04/01/2021) (1)	6,450,000	6,450,000
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)(Mandatory Tender Date 07/01/2024) (1)	1,755,000	1,968,086
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	675,000	834,245
George L Smith II Congress Center Authority:
2.375%, 01/01/2031 (6)	500,000	507,760
3.625%, 01/01/2031 (6)	1,750,000	1,788,609
Georgia Higher Education Facilities Authority,
5.000%, 06/15/2027	1,815,000	2,241,061
Main Street Natural Gas, Inc.:
5.000%, 03/15/2022	195,000	203,567
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	605,132
0.825%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)	5,140,000	5,167,652
0.907%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	6,600,000	6,652,301
Monroe County Public Facilities Authority:
5.000%, 06/01/2024	180,000	204,387
5.000%, 06/01/2025	200,000	233,973
Municipal Electric Authority of Georgia,
5.000%, 01/01/2028 (Callable 07/01/2026)	1,500,000	1,801,722
Pelham School District:
5.000%, 09/01/2021 (Insured by ST AID)	100,000	101,870
5.000%, 09/01/2022 (Insured by ST AID)	125,000	132,959
5.000%, 09/01/2023 (Insured by ST AID)	290,000	321,191
5.000%, 09/01/2024 (Insured by ST AID)	210,000	240,708
Private Colleges & Universities Authority:
3.750%, 10/01/2021	80,000	81,125
5.000%, 10/01/2021	75,000	76,512
5.000%, 06/01/2024	275,000	310,413
0.480%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%)(Callable 02/16/2022)(Mandatory Tender Date 08/16/2022) (2)	2,200,000	2,201,274
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	425,000	424,610
0.000%, 12/01/2021 (ETM)	370,000	369,661
Valdosta & Lowndes County Hospital Authority,
5.000%, 10/01/2033 (Pre-refunded to 10/01/2021)	300,000	307,198
Washington Wilkes Payroll Development Authority,
0.000%, 12/01/2021 (ETM)	400,000	399,241
Total Georgia (Cost $68,948,121)		69,822,548	3.9%

Idaho
University of Idaho,
5.250%, 04/01/2041 (Mandatory Tender Date 04/01/2021) (1)	2,805,000	2,805,000
Total Idaho (Cost $2,805,000)		2,805,000	0.2%

Illinois
Adams & Hancock Counties Community Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)(Insured by BAM)	275,000	312,240
Bureau County Township High School District No. 502,
3.000%, 12/01/2021 (Insured by BAM)	30,000	30,508
Channahon Park District:
4.000%, 12/15/2025 (Insured by BAM)	365,000	413,752
4.000%, 12/15/2026 (Insured by BAM)	380,000	438,406
4.000%, 12/15/2027 (Insured by BAM)	395,000	462,097
Chicago Board of Education:
0.000%, 12/01/2022	125,000	124,098
5.000%, 12/01/2022 (Insured by AGM)	145,000	155,394
5.000%, 12/01/2023 (Insured by AGM)	500,000	555,931
Chicago Park District,
5.000%, 01/01/2024	1,305,000	1,451,346
City of Burbank IL,
4.000%, 12/01/2021 (Insured by BAM)	500,000	511,570
City of Chicago IL:
5.125%, 01/01/2022	400,000	413,654
5.000%, 01/01/2024 (Callable 01/01/2022)	705,000	730,687
5.000%, 11/01/2026	2,900,000	3,467,313
0.000%, 01/01/2027 (Insured by NATL)	3,750,000	3,484,314
5.000%, 01/01/2027 (Callable 01/01/2025)	1,085,000	1,255,560
5.250%, 01/01/2038 (Pre-refunded to 01/01/2022)	400,000	415,242
City of Decatur IL,
4.000%, 03/01/2022	65,000	66,837
City of Oregon IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	105,000	111,523
City of Peoria IL:
4.500%, 01/01/2023 (Callable 05/03/2021)	500,000	511,264
4.000%, 01/01/2026 (Callable 05/03/2021)	500,000	511,385
City of Princeton IL:
4.000%, 11/01/2021 (Insured by AGM)	45,000	45,962
4.000%, 11/01/2022 (Insured by AGM)	100,000	105,344
4.000%, 01/01/2023 (Insured by AGM)	50,000	52,855
4.000%, 01/01/2025 (Insured by AGM)	120,000	134,069
City of Rock Island IL,
3.000%, 12/01/2022	435,000	448,373
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	122,655
City of Springfield IL:
5.000%, 12/01/2023	155,000	171,430
5.000%, 03/01/2024	35,000	39,375
City of Waukegan IL,
3.000%, 12/30/2022	365,000	380,623
Cook County Community Consolidated School District No. 34,
5.000%, 12/01/2026	1,675,000	2,066,944
Cook County Forest Preserve District,
5.000%, 11/15/2021	750,000	768,411
Cook County School District No. 123,
0.000%, 12/01/2021 (ETM)	200,000	199,686
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,550,326
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	122,573
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)(Insured by AGM)	1,225,000	1,217,929
0.000%, 12/01/2022 (Insured by AGM)	20,000	19,741
Cook County School District No. 163,
6.000%, 12/15/2024 (Insured by BAM)	795,000	940,917
Cook County School District No. 84:
0.000%, 12/01/2021 (ETM)(Insured by AGM)	180,000	179,835
0.000%, 12/01/2021 (ETM)(Insured by AGM)	105,000	104,904
Cook County Township High School District No. 201,
0.000%, 12/01/2025 (Insured by AGM)	165,000	154,691
County of Cook IL:
5.000%, 11/15/2027	2,000,000	2,503,601
5.000%, 11/15/2028 (Callable 11/15/2026)	3,000,000	3,678,973
5.000%, 11/15/2032 (Callable 11/15/2027)	1,000,000	1,246,848
County of Washington IL,
4.000%, 12/15/2024 (Insured by AGM)	250,000	279,415
DeKalb & Kane Counties Community Unit School District No. 427,
4.000%, 02/01/2029 (Callable 02/01/2022)(Insured by BAM)	475,000	490,061
DeKalb County Community Unit School District No. 424:
0.000%, 01/01/2022 (ETM)(Insured by AMBAC)	125,000	124,751
0.000%, 01/01/2022 (Insured by AMBAC)	125,000	124,451
Exceptional Children Have Opportunities:
5.000%, 12/01/2024	380,000	434,308
5.000%, 12/01/2025	505,000	592,365
5.000%, 12/01/2025	245,000	287,385
5.000%, 12/01/2026	530,000	635,803
5.000%, 12/01/2026	255,000	305,906
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534,
4.000%, 12/01/2027 (Callable 12/01/2022)(Insured by BAM)	90,000	95,696
Hampshire Special Service Area No. 13:
3.000%, 03/01/2022 (Insured by BAM)	100,000	101,780
3.000%, 03/01/2023 (Insured by BAM)	210,000	218,312
3.000%, 03/01/2026 (Insured by BAM)	90,000	96,827
Hoffman Estates Park District,
5.000%, 12/01/2025	2,585,000	2,866,284
Illinois Development Finance Authority,
0.000%, 07/15/2025 (ETM)	870,000	843,300
Illinois Finance Authority:
4.000%, 09/01/2021	75,000	75,935
5.000%, 11/01/2021	75,000	76,901
5.000%, 02/15/2022	235,000	244,553
5.000%, 05/15/2022	190,000	198,310
5.000%, 09/01/2022	200,000	211,948
5.000%, 05/15/2023	120,000	131,274
5.000%, 08/01/2023	1,455,000	1,578,226
5.000%, 09/01/2023	400,000	439,541
5.000%, 05/15/2024	350,000	396,599
5.000%, 11/01/2024	340,000	389,986
5.000%, 08/15/2027 (Callable 08/15/2025)	1,000,000	1,161,229
5.000%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,845,834
5.000%, 10/01/2030 (Callable 10/01/2026)	500,000	599,211
4.000%, 11/01/2030	2,995,000	3,365,652
0.760%, 05/01/2042 (SIFMA Municipal Swap Index + 0.700%)(Callable 05/01/2025)(Mandatory Tender Date 05/01/2026) (2)	2,500,000	2,500,003
0.810%, 01/01/2046 (SIFMA Municipal Swap Index + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 07/01/2023) (2)	835,000	835,584
5.000%, 05/15/2050 (Callable 05/15/2026)(Mandatory Tender Date 11/15/2026) (1)	4,000,000	4,782,474
Illinois Housing Development Authority:
2.600%, 10/01/2025 (Insured by GNMA)	780,000	835,197
2.750%, 04/01/2026 (Insured by GNMA)	1,000,000	1,084,305
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	278,027	286,991
4.500%, 10/01/2048 (Callable 04/01/2028)	465,000	523,042
4.250%, 10/01/2049 (Callable 04/01/2028)	1,705,000	1,907,087
3.000%, 04/01/2051 (Callable 04/01/2030)	2,000,000	2,191,450
Illinois Sports Facilities Authority:
0.000%, 06/15/2021 (Insured by AMBAC)	150,000	149,707
5.000%, 06/15/2028 (Insured by BAM)	1,000,000	1,242,866
Iroquois & Kankakee Counties Community Unit School District No. 4,
0.000%, 11/01/2021 (Insured by AMBAC)	500,000	497,163
Joliet Park District:
4.000%, 02/01/2023 (Insured by BAM)	150,000	159,341
4.000%, 02/01/2028 (Callable 02/01/2024)(Insured by BAM)	715,000	769,240
Joliet Regional Port District,
4.000%, 06/30/2025 (Callable 06/30/2024)(Insured by AGM)	40,000	44,120
Kane & DeKalb Counties Community Unit School District No. 302,
5.000%, 02/01/2026	500,000	593,747
Kane County School District No. 131,
3.500%, 06/01/2024 (Callable 06/01/2021)(Insured by AGM)	785,000	789,041
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	484,822
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,000,000	996,121
Kendall County Forest Preserve District,
4.000%, 01/01/2025 (Insured by BAM)	215,000	237,442
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	255,000	276,169
Lake County Elementary School District No. 6:
0.000%, 12/01/2021 (Insured by AMBAC)	115,000	114,119
0.000%, 12/01/2022 (Insured by AMBAC)	115,000	112,545
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	65,685
Lake County School District No. 38:
0.000%, 02/01/2023 (Insured by AMBAC)	1,065,000	1,037,037
0.000%, 02/01/2025 (Insured by AMBAC)	210,000	195,859
Logan Sangamon Etc Counties Community Unit School District No. 23:
5.000%, 12/01/2021 (Insured by AGM)	440,000	451,819
5.000%, 12/01/2022 (Insured by AGM)	520,000	557,362
Macon & De Witt Counties Community Unit School District No. 1,
2.250%, 12/01/2022 (Callable 05/03/2021)	60,000	60,060
Macon County School District No. 61:
4.000%, 12/01/2025 (Insured by AGM)	345,000	390,103
4.000%, 12/01/2026 (Insured by AGM)	460,000	528,198
4.000%, 12/01/2027 (Insured by AGM)	850,000	987,430
Madison-Macoupin Etc. Counties Community College District No. 536:
4.000%, 05/01/2025 (Insured by AGM)	400,000	446,672
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by AGM)	1,000,000	1,152,200
McHenry County Community Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	135,000	153,013
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	316,112
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2021 (ETM)(Insured by NATL)	45,000	44,970
0.000%, 06/15/2021 (ETM)	55,000	54,964
0.000%, 06/15/2022 (ETM)(Insured by NATL)	30,000	29,861
5.650%, 06/15/2022 (Insured by NATL) (7)	160,000	167,164
5.500%, 12/15/2023 (ETM)(Insured by NATL)	20,000	20,202
5.500%, 12/15/2023 (Insured by NATL)	135,000	146,919
0.000%, 06/15/2024 (Insured by NATL)	35,000	33,751
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL) (7)	35,000	36,778
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST AID)	290,000	303,415
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2027 (Callable 12/01/2026)	500,000	620,441
Newport Township Fire Protection District:
4.000%, 01/01/2022 (Insured by BAM)	125,000	127,818
4.000%, 01/01/2023 (Insured by BAM)	135,000	142,058
Ogle & Winnebago Counties Community Unit School District No. 223,
5.000%, 12/01/2021 (Insured by BAM)	150,000	154,552
Pike & Adams Counties Community Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	380,254
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	260,000	292,759
Prospect Heights Park District,
4.000%, 12/01/2021 (Insured by BAM)	330,000	338,078
Regional Transportation Authority:
6.250%, 07/01/2021 (Insured by AGM)	675,000	684,646
5.750%, 06/01/2023 (Insured by AGM)	175,000	186,848
Sales Tax Securitization Corp.:
5.000%, 01/01/2022	2,035,000	2,104,293
5.000%, 01/01/2024	200,000	222,659
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)	400,000	438,020
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	435,000	476,104
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)	195,000	228,855
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	511,904
St. Clair County Community Consolidated School District:
0.000%, 12/01/2021	485,000	483,109
0.000%, 12/01/2022	190,000	187,791
St. Clair County School District No. 119:
5.000%, 04/01/2022 (Insured by AGM)	350,000	365,945
5.000%, 04/01/2023 (Insured by AGM)	300,000	326,809
St. Clair County Township High School District No. 203,
4.000%, 12/01/2022	400,000	422,027
State of Illinois:
4.875%, 05/01/2021	500,000	501,586
5.000%, 08/01/2021	190,000	192,734
5.000%, 01/01/2022 (Callable 04/19/2021)	145,000	145,271
4.000%, 03/01/2022	3,250,000	3,348,907
5.000%, 03/01/2022	55,000	57,168
5.000%, 03/01/2022	350,000	363,795
5.000%, 03/01/2022	500,000	519,707
5.125%, 05/01/2022	1,500,000	1,571,547
6.500%, 06/15/2022	180,000	185,726
4.000%, 03/01/2023	1,500,000	1,591,232
5.000%, 03/01/2023	1,000,000	1,079,680
5.000%, 03/01/2023	750,000	809,760
5.000%, 06/15/2023	270,000	291,789
5.000%, 06/15/2023	670,000	724,069
3.750%, 06/15/2025 (Callable 06/15/2021)	310,000	311,410
4.000%, 06/15/2026 (Callable 06/15/2021)	365,000	366,832
6.000%, 06/15/2026	200,000	242,596
Tender Option Bond Trust:
0.240%, 12/01/2050 (Optional Put Date 04/07/2021) (1)(3)	1,000,000	1,000,000
0.240%, 12/01/2055 (Optional Put Date 04/07/2021) (1)(3)	3,450,000	3,450,000
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	130,381
University of Illinois:
5.000%, 10/01/2021	330,000	337,225
5.000%, 03/15/2022	50,000	52,107
5.000%, 04/01/2026	1,905,000	2,275,661
5.000%, 04/01/2027	2,000,000	2,448,903
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2022	680,000	729,120
5.000%, 12/01/2023	400,000	445,081
Village of Calumet Park IL,
5.250%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	500,000	563,564
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	255,915
4.000%, 12/15/2021 (Insured by BAM)	500,000	511,831
4.000%, 12/15/2023 (Insured by BAM)	540,000	587,279
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	63,818
Village of Glendale Heights IL,
4.000%, 12/15/2030 (Callable 12/15/2027)	750,000	887,154
Village of Lansing IL:
5.000%, 03/01/2023 (Insured by AGM)	275,000	296,579
5.000%, 03/01/2024 (Insured by BAM)	230,000	256,281
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	26,966
Village of Matteson IL,
8.000%, 12/01/2029 (Pre-refunded to 06/01/2022) (7)	295,000	317,374
Village of Oak Park IL,
4.000%, 11/01/2021	245,000	250,093
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	152,467
4.000%, 12/01/2023 (Insured by BAM)	130,000	140,808
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 01/01/2023)	125,000	133,190
Village of Richton Park IL,
4.000%, 12/01/2022 (Insured by BAM)	80,000	83,808
Village of River Grove IL,
3.000%, 12/15/2021 (Insured by BAM)	120,000	121,916
Village of Sauk Village IL,
4.000%, 12/01/2024 (Insured by BAM)	1,260,000	1,382,577
Village of Stone Park IL:
4.000%, 02/01/2022 (Insured by BAM)	125,000	128,774
4.000%, 02/01/2023 (Insured by BAM)	130,000	135,435
4.000%, 02/01/2024 (Insured by BAM)	135,000	145,226
4.000%, 02/01/2025 (Insured by BAM)	140,000	153,487
4.000%, 02/01/2026 (Insured by BAM)	220,000	245,417
4.750%, 02/01/2028 (Callable 02/01/2023)(Insured by BAM)	50,000	53,325
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 12/15/2021)	225,000	228,554
Will County Community Consolidated School District No. 70-C,
4.000%, 12/01/2022 (Insured by AGM)	270,000	286,022
Will County Community High School District No. 210:
0.000%, 01/01/2022 (ETM)(Insured by AGM)	165,000	164,550
4.000%, 01/01/2022 (Insured by AGM)	600,000	614,622
0.000%, 01/01/2023 (ETM)(Insured by AGM)	365,000	362,158
0.000%, 01/01/2023 (Insured by AGM)	325,000	319,900
0.000%, 01/01/2024 (ETM)(Insured by AGM)	510,000	501,837
0.000%, 01/01/2024 (Insured by AGM)	275,000	266,725
5.000%, 01/01/2029 (Callable 01/01/2023)	35,000	36,972
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2021 (Insured by NATL)	215,000	214,073
Will County Community Unit School District No. 365:
0.000%, 11/01/2021 (Insured by AGM)	200,000	199,683
0.000%, 11/01/2022 (ETM)(Insured by AGM)	45,000	44,859
Will County Elementary School District No. 122:
0.000%, 11/01/2021 (ETM)(Insured by AGM)	50,000	49,960
0.000%, 11/01/2023 (ETM)(Insured by AGM)	125,000	124,072
Will County School District No. 86,
3.000%, 03/01/2025 (Callable 03/01/2024)	600,000	638,470
Will County School District No. 88A:
5.250%, 01/01/2022 (ETM)(Insured by AGM)	180,000	186,721
5.250%, 01/01/2022 (Insured by AGM)	355,000	366,933
Will County Township High School District No. 204,
5.000%, 01/01/2023	195,000	208,060
Winnebago & Boone Counties School District No. 205:
0.000%, 02/01/2022	95,000	94,520
4.000%, 02/01/2028 (Callable 02/01/2023)	965,000	1,024,817
Woodford, Lasalle, Livingston, Etc. Counties Community Unit School District No. 6:
4.000%, 12/01/2024 (Insured by BAM)	185,000	206,655
4.000%, 12/01/2025 (Insured by BAM)	200,000	227,316
4.000%, 12/01/2026 (Insured by BAM)	175,000	202,082
Total Illinois (Cost $122,214,522)		123,813,281	7.0%

Indiana
City of Hobart IN,
3.000%, 07/01/2025 (Insured by ST AID)	395,000	413,094
City of Lawrence IN,
4.000%, 01/01/2022 (Insured by BAM)	400,000	410,431
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	116,687
City of Muncie IN:
4.000%, 07/15/2022 (Insured by AGM)	110,000	114,121
4.000%, 01/15/2024 (Insured by AGM)	170,000	182,655
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	405,503
Clarksville Redevelopment Authority:
4.000%, 08/01/2021	155,000	156,815
4.000%, 02/01/2022	230,000	236,847
County of Lake IN,
4.000%, 07/15/2021 (Insured by AGM)	100,000	101,080
County of St. Joseph IN,
5.000%, 04/01/2024	1,000,000	1,119,685
County of Warrick IN,
1.625%, 06/01/2022 (Mandatory Tender Date 06/01/2021) (1)	500,000	501,109
Evansville Vanderburgh Public Library,
4.000%, 07/01/2021 (Insured by ST AID)	70,000	70,514
Fishers Redevelopment Authority:
4.000%, 01/15/2023	270,000	287,648
4.000%, 07/15/2023	275,000	297,553
Hammond Multi-School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)	525,000	605,912
Indiana Bond Bank,
1.093%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	1,140,000	1,140,362
Indiana Finance Authority:
5.000%, 09/15/2022	60,000	63,433
5.000%, 10/01/2022	175,000	183,985
5.250%, 10/01/2022 (Callable 10/01/2021)	800,000	820,132
5.000%, 02/01/2023	25,000	26,928
5.000%, 09/15/2023	75,000	82,089
5.000%, 09/15/2024	815,000	916,326
5.000%, 09/15/2024	155,000	174,215
5.000%, 09/15/2025	325,000	373,116
3.000%, 10/01/2025 (Callable 10/01/2023)	95,000	94,093
5.000%, 09/15/2026 (Callable 09/15/2024)	700,000	782,218
3.000%, 10/01/2026 (Callable 10/01/2023)	95,000	93,486
5.000%, 02/01/2033 (Callable 02/01/2028)	775,000	976,725
2.250%, 12/01/2058 (Callable 01/01/2025)(Mandatory Tender Date 07/01/2025) (1)	2,985,000	3,147,602
Indiana Health & Educational Facilities Financing Authority:
1.750%, 11/15/2031 (Pre-refunded to 11/02/2021) (1)	5,000	5,037
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	370,000	373,380
Indiana Housing & Community Development Authority:
4.000%, 12/01/2027 (Callable 06/01/2021)(Insured by GNMA)	350,000	351,428
3.500%, 01/01/2049 (Callable 01/01/2029)(Insured by GNMA)	1,230,000	1,346,117
Indianapolis Local Public Improvement Bond Bank:
5.000%, 06/01/2026	1,350,000	1,617,422
5.000%, 02/01/2030 (6)	1,000,000	1,112,740
Jasper Hospital Authority,
4.125%, 11/01/2025 (Callable 11/01/2023)	2,025,000	2,166,438
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	215,000	228,306
Lake Central Multi-District School Building Corp.,
5.000%, 07/15/2026 (Pre-refunded to 01/15/2023)(Insured by ST AID)	585,000	634,914
Lake Station School Building Corp.,
3.000%, 07/15/2022 (Pre-refunded to 01/15/2022)(Insured by ST AID)	65,000	66,087
Logansport Renovation School Building Corp.,
5.000%, 01/15/2026 (Insured by ST AID) (6)	750,000	893,134
Marion High School Building Corp.:
4.000%, 01/15/2022 (Insured by ST AID)	170,000	174,923
4.000%, 07/15/2022 (Insured by ST AID)	135,000	141,383
4.000%, 01/15/2023 (Insured by ST AID)	215,000	228,657
4.000%, 01/15/2025 (Insured by ST AID)	200,000	222,929
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)	350,000	381,852
Munster School Building Corp.:
5.000%, 01/15/2022 (Insured by ST AID)	205,000	212,151
5.000%, 07/15/2022 (Insured by ST AID)	215,000	227,249
5.000%, 01/15/2023 (Insured by ST AID)	215,000	231,781
4.000%, 07/15/2023 (Insured by ST AID)	160,000	171,757
5.000%, 01/15/2024 (Insured by ST AID)	225,000	252,537
Plainfield Redevelopment Authority:
4.000%, 02/01/2026 (Insured by ST AID)	605,000	695,261
4.000%, 08/01/2026 (Insured by ST AID)	630,000	731,492
4.000%, 02/01/2027 (Insured by ST AID)	645,000	755,973
4.000%, 08/01/2027 (Insured by ST AID)	665,000	786,063
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	213,158
Shelbyville Central Renovation School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	260,000	275,606
Starke County Building Corp.,
4.000%, 08/01/2028 (Pre-refunded to 02/01/2022)(Insured by ST AID)	700,000	721,605
Town of Rossville IN,
3.500%, 07/01/2023	115,000	121,168
Vinton-Tecumseh School Building Corp.:
4.000%, 07/15/2021 (Insured by ST AID)	220,000	222,220
4.000%, 07/15/2022 (Insured by ST AID)	385,000	402,696
5.000%, 01/15/2023 (Insured by ST AID)	145,000	156,776
Wabash City Schools Building Corp.:
4.000%, 07/15/2024 (Insured by ST AID)	110,000	121,769
4.000%, 01/15/2025 (Insured by ST AID)	140,000	156,827
4.000%, 07/15/2025 (Insured by ST AID)	240,000	271,968
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	550,000	572,009
West Washington School Corp.:
2.000%, 01/15/2022 (Insured by ST AID)	125,000	126,394
2.000%, 07/15/2022 (Insured by ST AID)	195,000	198,771
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	200,000	223,711
Total Indiana (Cost $31,318,688)		31,688,053	1.8%

Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by MAC)	110,000	115,901
City of Cedar Rapids IA,
0.123%, 08/15/2029 (Insured by AMBAC) (1)(5)	6,650,000	6,483,750
City of Coralville IA:
4.000%, 06/01/2024	300,000	300,475
4.000%, 06/01/2025 (Callable 06/01/2024)	455,000	453,216
City of New Hampton IA:
3.000%, 06/01/2022 (Insured by BAM)	130,000	133,678
3.000%, 06/01/2023 (Insured by BAM)	135,000	142,213
City of Waverly IA,
2.500%, 12/31/2022 (Callable 07/01/2022)	2,750,000	2,791,420
County of Adair IA:
2.000%, 06/01/2022	580,000	591,433
2.000%, 06/01/2023	730,000	754,968
Iowa Finance Authority:
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)	130,000	138,283
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	730,000	796,283
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,005,000	1,137,902
2.875%, 05/15/2049 (Callable 04/21/2021)	900,000	908,914
Iowa Higher Education Loan Authority:
3.750%, 05/19/2021	4,000,000	4,007,596
3.000%, 04/01/2024	500,000	533,490
3.000%, 04/01/2025	775,000	839,376
3.000%, 04/01/2026	800,000	876,741
3.000%, 04/01/2027	820,000	907,790
3.000%, 04/01/2028	845,000	942,038
Iowa Western Community College,
3.000%, 06/01/2021	500,000	502,010
Lake Panorama Improvement Zone:
3.000%, 06/01/2021	385,000	386,378
3.000%, 06/01/2022	395,000	405,065
3.000%, 06/01/2023	405,000	424,761
3.000%, 06/01/2024	420,000	447,448
3.000%, 06/01/2025	430,000	462,686
West Monona Community School District,
2.000%, 06/01/2021 (Callable 05/03/2021)	280,000	280,351
Total Iowa (Cost $25,415,943)		25,764,166	1.4%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	1,300,000	1,328,810
City of Lenexa KS,
1.625%, 09/01/2021 (Callable 05/03/2021)	275,000	275,197
City of Washington KS,
2.000%, 12/01/2022 (Callable 05/03/2021)	1,860,000	1,862,212
Kansas Independent College Finance Authority:
5.000%, 05/01/2021	3,900,000	3,907,508
5.250%, 05/01/2021	825,000	826,582
Kansas Municipal Energy Agency,
5.000%, 04/01/2022 (Insured by BAM)	515,000	538,882
Public Building Commission of Johnson County,
5.000%, 09/01/2023	50,000	55,736
Reno County Unified School District No. 313,
4.000%, 09/01/2030 (Pre-refunded to 09/01/2022)	200,000	210,778
Total Kansas (Cost $8,880,381)		9,005,705	0.5%

Kentucky
City of Somerset KY,
4.000%, 11/01/2026 (Callable 11/01/2021)	205,000	209,285
County of Carroll KY,
1.550%, 09/01/2042 (Mandatory Tender Date 09/01/2026) (1)	750,000	745,815
County of Kenton KY:
5.000%, 04/01/2024	375,000	424,397
5.000%, 04/01/2026	700,000	841,496
Danville Independent School District Finance Corp.,
2.000%, 03/01/2023 (Insured by ST AID)	155,000	158,442
Frankfort Independent School District Finance Corp.,
2.050%, 08/01/2024 (Insured by ST AID)	1,205,000	1,234,191
Harlan County School District Finance Corp.,
3.000%, 08/01/2025 (Callable 02/01/2025)(Insured by ST AID)	1,150,000	1,237,895
Kentucky Association of Counties Finance Corp.,
4.000%, 02/01/2028	240,000	285,531
Kentucky Bond Development Corp.:
2.000%, 03/01/2023	160,000	163,470
3.000%, 03/01/2024	160,000	169,047
4.000%, 03/01/2025	165,000	183,013
5.000%, 03/01/2026	150,000	176,802
5.000%, 03/01/2027	345,000	416,135
5.000%, 03/01/2028	190,000	233,660
Kentucky Economic Development Finance Authority:
0.000%, 12/01/2022 (ETM)(Insured by AGC)	75,000	74,629
0.000%, 10/01/2024 (Insured by NATL)	945,000	901,557
0.000%, 12/01/2024 (ETM)(Insured by AGC)	60,000	58,807
0.000%, 10/01/2025 (Insured by NATL)	335,000	312,226
5.000%, 06/01/2026	240,000	276,455
0.150%, 05/01/2034 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,500,000	1,500,000
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	4,655,000	5,150,378
1.197%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	3,850,000	3,910,284
1.377%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	2,000,000	2,045,093
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	1,685,000	1,929,097
Kentucky State Property & Building Commission:
5.000%, 11/01/2021 (Insured by ST AID)	250,000	256,785
5.000%, 05/01/2028	300,000	377,347
5.000%, 10/01/2032 (Callable 10/01/2027)	250,000	307,223
Kentucky Turnpike Authority,
4.000%, 07/01/2026	1,000,000	1,151,997
Louisville & Jefferson County Metropolitan Government:
5.000%, 12/01/2022 (Pre-refunded to 06/01/2022)	1,020,000	1,076,357
5.000%, 10/01/2027 (Callable 10/01/2023)	500,000	553,521
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023	345,000	362,142
Murray State University:
5.000%, 09/01/2021 (Insured by ST AID)	285,000	290,412
5.000%, 09/01/2022 (Insured by ST AID)	410,000	436,707
5.000%, 09/01/2023 (Insured by ST AID)	435,000	481,123
University of Louisville,
5.000%, 03/01/2022 (Insured by ST AID)	525,000	544,754
Total Kentucky (Cost $27,788,034)		28,476,073	1.6%

Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.500%, 03/01/2022 (Insured by BAM)	145,000	149,032
4.000%, 03/01/2024 (Insured by BAM)	155,000	169,969
Calcasieu Parish School Board,
5.000%, 02/01/2025 (Pre-refunded to 02/01/2022)	115,000	119,640
Calcasieu Parish School District No. 23:
5.000%, 09/01/2022 (Insured by BAM)	85,000	90,412
5.000%, 09/01/2023 (Insured by BAM)	175,000	193,911
5.000%, 09/01/2024 (Insured by BAM)	250,000	286,466
Calcasieu Parish School District No. 30:
2.500%, 02/15/2022	225,000	229,018
4.000%, 02/15/2023 (Insured by AGM)	125,000	132,925
Calcasieu Parish School District No. 34,
2.000%, 11/01/2022	425,000	436,188
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)	165,000	182,259
5.000%, 03/01/2024 (Insured by BAM)	435,000	491,531
5.000%, 09/01/2024	1,000,000	1,138,598
East Ouachita Parish School District:
2.500%, 03/01/2022	435,000	443,767
2.500%, 03/01/2024	200,000	210,101
Ernest N Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2021	265,000	268,221
Greater Ouachita Water Co.,
5.000%, 09/01/2022 (Insured by BAM)	300,000	319,103
Jefferson Sales Tax District:
5.000%, 12/01/2023 (Insured by AGM)	550,000	614,615
5.000%, 12/01/2024 (Insured by AGM)	575,000	664,579
Louisiana Housing Corp.,
3.000%, 12/01/2051 (Callable 12/01/2029)(Insured by GNMA) (6)	2,800,000	3,072,409
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)	185,000	203,385
3.020%, 04/01/2031 (Callable 04/01/2025) (3)	6,553,000	7,007,032
5.750%, 09/01/2035 (Pre-refunded to 09/01/2023)	75,000	84,828
Louisiana Public Facilities Authority:
5.000%, 10/01/2023	705,000	756,689
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,015,000	2,424,395
0.040%, 05/01/2042 (Optional Put Date 04/01/2021) (1)	6,300,000	6,300,000
Louisiana State University & Agricultural & Mechanical College,
5.000%, 07/01/2027 (Callable 07/01/2026)(Insured by BAM)	340,000	408,698
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2027 (6)	635,000	691,315
New Orleans Aviation Board,
5.000%, 10/01/2025 (Insured by AGM)	200,000	236,242
Parish of St. Charles LA,
4.000%, 12/01/2040 (Mandatory Tender Date 06/01/2022) (1)	2,900,000	3,017,668
Regional Transit Authority,
0.000%, 12/01/2021 (ETM)(Insured by NATL)	35,000	34,945
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025 (Callable 03/01/2024)(Insured by BAM)	210,000	224,657
St. Tammany Parish Recreation District No. 14,
2.250%, 04/01/2023	225,000	233,329
State of Louisiana:
5.000%, 05/01/2024 (Pre-refunded to 05/01/2022)	345,000	362,881
5.000%, 06/15/2034 (Pre-refunded to 06/15/2024)	60,000	68,876
Total Louisiana (Cost $30,814,707)		31,267,684	1.8%

Maine
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027	2,365,000	2,926,355
Maine State Housing Authority:
2.700%, 11/15/2029 (Callable 11/15/2025)	615,000	646,458
3.500%, 11/15/2045 (Callable 05/15/2025)	20,000	20,961
4.000%, 11/15/2045 (Callable 11/15/2025)	260,000	274,284
4.000%, 11/15/2046 (Callable 05/15/2026)	1,575,000	1,685,697
3.500%, 11/15/2047 (Callable 11/15/2026)	1,000,000	1,069,258
4.000%, 11/15/2049 (Callable 05/15/2028)	1,440,000	1,583,098
4.000%, 11/15/2050 (Callable 05/15/2029)	1,865,000	2,096,347
Total Maine (Cost $10,065,929)		10,302,458	0.6%

Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	100,000	108,993
County of Baltimore MD,
3.000%, 09/01/2025 (Callable 09/01/2022)	950,000	982,724
County of Washington MD,
5.000%, 01/01/2022	415,000	426,153
Maryland Community Development Administration,
3.250%, 09/01/2050 (Callable 09/01/2029)	5,330,000	5,861,665
Maryland Health & Higher Educational Facilities Authority:
4.000%, 01/01/2023	580,000	608,867
5.000%, 07/01/2023	850,000	930,740
5.000%, 07/01/2024	1,775,000	2,010,003
5.000%, 01/01/2026	495,000	557,148
5.000%, 01/01/2027	430,000	493,446
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	2,370,000	2,736,392
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	315,000	342,274
Total Maryland (Cost $14,900,917)		15,058,405	0.8%

Massachusetts
Massachusetts Development Finance Agency:
5.000%, 07/01/2022 (Callable 07/01/2021)	1,735,000	1,753,899
3.500%, 10/01/2022 (3)	540,000	561,290
5.000%, 10/01/2022 (Insured by AGM)	200,000	213,799
5.000%, 12/01/2023	190,000	212,536
5.000%, 12/01/2024	500,000	578,091
5.000%, 07/01/2025	365,000	398,975
5.250%, 07/01/2033 (Pre-refunded to 07/01/2021)(Insured by AGM)	1,025,000	1,037,504
5.000%, 10/01/2033 (Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (1)	100,000	111,362
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	175,000	185,334
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	765,000	833,977
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	475,000	514,361
4.000%, 06/01/2049 (Callable 12/01/2028)	880,000	972,159
Massachusetts Transportation Trust,
5.000%, 01/01/2039 (Mandatory Tender Date 01/01/2023) (1)	3,865,000	4,184,745
Pioneer Valley Transit Authority,
2.000%, 07/16/2021	1,500,000	1,507,161
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 05/03/2021)(Insured by AGC)	125,000	125,347
Total Massachusetts (Cost $12,937,760)		13,190,540	0.7%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)	630,000	691,134
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028 (Callable 05/03/2021)	500,000	501,447
City of Allen Park Brownfield Redevelopment Authority:
4.000%, 05/01/2022 (Insured by BAM)	600,000	623,548
4.000%, 05/01/2023 (Insured by BAM)	620,000	664,090
4.000%, 05/01/2024 (Insured by BAM)	320,000	351,808
City of Allen Park MI:
2.000%, 05/01/2022 (Insured by BAM)	220,000	221,870
4.000%, 09/01/2022 (Insured by BAM)	250,000	261,914
4.000%, 05/01/2023 (Insured by BAM)	115,000	123,203
4.000%, 09/01/2023 (Insured by BAM)	300,000	324,501
City of Detroit MI,
5.000%, 04/01/2021	650,000	650,000
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	55,365
Comstock Public Schools,
5.000%, 11/01/2023 (Insured by AGM)	240,000	267,387
Davison Community Schools,
3.000%, 05/01/2022	190,000	195,529
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/01/2022)(Insured by AGM)	25,000	26,713
Essexville-Hampton Public Schools,
4.000%, 05/01/2022 (Insured by Q-SBLF)	325,000	338,472
Ferris State University:
5.000%, 10/01/2024	950,000	1,090,429
5.000%, 10/01/2029	1,500,000	1,934,842
Fruitport Community Schools:
4.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	100,262
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	145,095
Holly Area School District,
4.000%, 05/01/2025 (Insured by Q-SBLF)	450,000	509,429
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 05/03/2021)(Insured by AGM)	215,000	215,614
Michigan Finance Authority:
5.000%, 11/01/2022	100,000	107,366
5.000%, 09/01/2023	185,000	203,678
5.000%, 09/01/2024	200,000	226,781
4.000%, 10/01/2024	1,350,000	1,409,733
5.000%, 07/01/2025 (Callable 07/01/2024)(Insured by AGM)	1,595,000	1,827,138
5.000%, 09/01/2025	200,000	233,297
4.000%, 05/01/2026	60,000	68,647
5.000%, 09/01/2026	200,000	233,903
5.500%, 12/01/2026 (Callable 06/01/2025)	335,000	401,467
5.000%, 09/01/2027	280,000	332,480
5.000%, 07/01/2028 (Callable 07/01/2025)	500,000	588,251
3.500%, 11/15/2044 (Mandatory Tender Date 11/15/2022) (1)	2,010,000	2,103,643
4.000%, 11/15/2044 (Mandatory Tender Date 08/15/2024) (1)	2,405,000	2,664,357
5.000%, 12/01/2044 (Mandatory Tender Date 02/01/2025) (1)	1,525,000	1,769,861
Michigan State Building Authority,
0.120%, 10/15/2042 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,000,000	1,000,000
Michigan State Hospital Finance Authority:
1.900%, 11/15/2047 (Mandatory Tender Date 04/01/2021) (1)	335,000	335,000
4.000%, 11/15/2047 (Mandatory Tender Date 07/01/2024) (1)	365,000	403,170
Michigan State Housing Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2024)	1,015,000	1,072,341
3.500%, 06/01/2047 (Callable 06/01/2026)	3,650,000	3,898,528
3.500%, 12/01/2050 (Callable 06/01/2029)	1,985,000	2,197,914
Michigan Strategic Fund:
7.000%, 05/01/2021 (Insured by AMBAC)	2,320,000	2,331,278
0.060%, 12/01/2033 (Optional Put Date 04/01/2021) (1)	10,000,000	10,000,000
Pinckney Community Schools:
5.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	100,338
4.000%, 05/01/2028 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,158,305
Roseville Community Schools,
5.000%, 05/01/2028 (Callable 05/01/2025)(Insured by Q-SBLF)	1,885,000	2,212,798
Saginaw City School District:
4.000%, 05/01/2024 (Insured by Q-SBLF)	845,000	934,982
4.000%, 05/01/2026 (Insured by Q-SBLF)	890,000	1,028,262
South Lake Schools:
4.000%, 11/01/2021 (Insured by Q-SBLF)	425,000	433,562
4.000%, 05/01/2022 (Insured by Q-SBLF)	290,000	300,617
4.000%, 11/01/2023 (Insured by Q-SBLF)	500,000	542,957
Tri-County Area School District:
4.000%, 05/01/2021 (Insured by AGM)	520,000	521,372
4.000%, 05/01/2022 (Insured by AGM)	640,000	665,118
4.000%, 05/01/2023 (Insured by AGM)	705,000	756,348
Western Michigan University:
5.000%, 11/15/2023 (Insured by AGM)	120,000	134,048
5.000%, 11/15/2024 (Insured by AGM)	125,000	144,512
5.000%, 11/15/2025 (Pre-refunded to 11/15/2021)	25,000	25,742
5.000%, 11/15/2025 (Insured by AGM)	150,000	178,940
5.000%, 11/15/2025 (Insured by AGM) (6)	675,000	788,862
5.000%, 11/15/2026 (Insured by AGM)	150,000	184,044
5.000%, 11/15/2026 (Insured by AGM) (6)	425,000	509,252
5.000%, 11/15/2027 (Insured by AGM)	130,000	163,396
5.000%, 11/15/2027 (Insured by AGM) (6)	300,000	367,821
5.000%, 11/15/2028 (Insured by AGM)	100,000	128,318
5.000%, 11/15/2028 (Insured by AGM) (6)	250,000	312,581
5.000%, 11/15/2029 (Insured by AGM)	100,000	129,707
5.000%, 11/15/2029 (Insured by AGM) (6)	280,000	358,569
Total Michigan (Cost $54,122,991)		54,781,936	3.1%

Minnesota
Brainerd Independent School District No. 181,
4.000%, 02/01/2027 (Insured by SD CRED PROG)	685,000	810,527
City of Crosslake MN,
3.250%, 02/01/2027 (Callable 02/01/2023)	40,000	41,803
City of Maple Grove MN,
4.000%, 05/01/2022	610,000	631,597
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority,
0.090%, 08/01/2028 (Insured by NATL) (1)(5)	100,000	97,125
City of Plato MN,
4.000%, 04/01/2022	265,000	273,256
City of St. Louis Park MN,
0.950%, 09/01/2023 (Callable 04/21/2021)(Mandatory Tender Date 09/01/2021) (1)	1,675,000	1,675,485
County of Chippewa MN,
4.000%, 03/01/2024	1,340,000	1,433,706
Duluth Independent School District No. 709,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	815,000	877,717
Fergus Falls Independent School District No. 544:
2.500%, 02/01/2022	145,000	147,472
2.500%, 02/01/2024	105,000	110,094
Housing & Redevelopment Authority of The City of St. Paul:
5.000%, 07/01/2021	80,000	80,885
0.950%, 11/01/2022 (Callable 05/01/2021)(Mandatory Tender Date 11/01/2021) (1)	1,000,000	1,000,471
5.000%, 11/15/2025	465,000	551,691
5.000%, 12/01/2025	285,000	327,058
5.000%, 12/01/2027	1,065,000	1,258,779
Maple River Independent School District No. 2135:
5.000%, 02/01/2022 (Insured by SD CRED PROG)	80,000	83,166
5.000%, 02/01/2023 (Insured by SD CRED PROG)	515,000	559,445
5.000%, 02/01/2024 (Insured by SD CRED PROG)	915,000	1,033,572
5.000%, 02/01/2025 (Insured by SD CRED PROG)	395,000	461,846
5.000%, 02/01/2026 (Insured by SD CRED PROG)	1,000,000	1,207,408
Minneapolis-Saint Paul Metropolitan Airports Commission:
5.000%, 01/01/2022	1,050,000	1,086,631
5.000%, 01/01/2025	310,000	361,230
Minnesota Higher Education Facilities Authority:
3.000%, 12/01/2021	275,000	277,948
5.000%, 04/01/2023	100,000	108,978
3.000%, 12/01/2023	150,000	155,922
5.000%, 03/01/2024	160,000	176,826
4.000%, 12/01/2024	100,000	108,199
5.000%, 03/01/2027 (Callable 03/01/2026)	250,000	289,115
5.000%, 10/01/2027	750,000	935,830
5.000%, 10/01/2028 (Callable 10/01/2027)	1,445,000	1,789,534
5.000%, 10/01/2029 (Callable 10/01/2027)	770,000	951,010
Minnesota Housing Finance Agency:
2.900%, 01/01/2025 (Insured by GNMA)	30,000	31,904
3.900%, 07/01/2030 (Callable 01/01/2022)(Insured by GNMA)	180,000	182,878
4.000%, 01/01/2038 (Callable 01/01/2024)	575,000	613,552
0.610%, 07/01/2041 (SIFMA Municipal Swap Index + 0.550%)(Callable 07/01/2023)(Mandatory Tender Date 12/12/2023)(Insured by GNMA) (2)	370,000	372,373
0.490%, 01/01/2045 (SIFMA Municipal Swap Index + 0.430%)(Callable 01/01/2023)(Mandatory Tender Date 07/03/2023)(Insured by GNMA) (2)	6,595,000	6,614,305
3.500%, 07/01/2046 (Callable 07/01/2025)(Insured by GNMA)	3,150,000	3,359,268
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	210,000	224,527
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	410,000	442,664
Moorhead Independent School District No. 152:
4.000%, 02/01/2022	230,000	236,847
4.000%, 02/01/2023	235,000	249,325
4.000%, 02/01/2024	245,000	268,064
4.000%, 02/01/2025	255,000	285,837
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	220,000	236,791
Plymouth Intermediate District No. 287,
5.000%, 05/01/2022	105,000	110,302
Shakopee Independent School District No. 720:
5.000%, 02/01/2023 (Insured by SD CRED PROG)	675,000	732,089
0.000%, 02/01/2027 (Insured by SD CRED PROG)	6,660,000	6,192,209
St. Cloud Metropolitan Transit Commission,
3.000%, 06/01/2024 (Callable 05/03/2021)	300,000	300,519
University of Minnesota,
5.500%, 07/01/2021 (ETM)	110,000	111,327
Total Minnesota (Cost $39,011,442)		39,469,107	2.2%

Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by MAC)	200,000	211,501
City of Oxford MS,
3.000%, 09/01/2024	250,000	252,276
City of Ridgeland MS:
3.000%, 10/01/2021	725,000	730,631
3.000%, 10/01/2022	1,420,000	1,451,033
3.000%, 10/01/2023	1,335,000	1,390,172
3.000%, 10/01/2024	1,505,000	1,577,607
City of Yazoo MS:
3.000%, 03/01/2025 (Insured by MAC)	125,000	135,934
3.000%, 03/01/2026 (Insured by MAC)	130,000	143,501
Copiah-Lincoln Community College District:
2.000%, 09/01/2022 (Insured by MAC)	165,000	168,931
2.000%, 09/01/2023 (Insured by MAC)	95,000	98,296
2.000%, 09/01/2025 (Insured by MAC)	205,000	215,022
2.000%, 09/01/2026 (Callable 09/01/2025)(Insured by MAC)	110,000	114,759
County of Lowndes MS,
6.800%, 04/01/2022	50,000	52,985
Marshall County School District,
3.000%, 06/01/2022 (Insured by BAM)	275,000	281,847
Mississippi Business Finance Corp.:
2.500%, 04/01/2022 (Callable 05/03/2021)	3,550,000	3,563,884
3.200%, 09/01/2028 (Callable 03/13/2024)	2,460,000	2,586,888
Mississippi Development Bank:
3.000%, 07/01/2021 (Insured by ST AID)	730,000	731,100
4.000%, 07/01/2022	170,000	176,971
5.000%, 03/01/2024 (Insured by AGM)	50,000	56,452
5.000%, 11/01/2025 (Insured by BAM)	215,000	256,180
Mississippi Home Corp.,
3.500%, 12/01/2049 (Callable 12/01/2028)(Insured by GNMA)	965,000	1,055,134
Natchez-Adams School District,
5.000%, 02/01/2027	325,000	395,781
State of Mississippi:
5.000%, 10/15/2022	700,000	746,215
5.000%, 10/15/2023	585,000	650,227
5.000%, 10/15/2024	320,000	366,786
5.000%, 10/15/2025	205,000	241,127
5.000%, 10/15/2028 (Callable 10/15/2025)	1,255,000	1,454,429
Total Mississippi (Cost $18,961,283)		19,105,669	1.1%

Missouri
Arnold Retail Corridor Transportation Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)	1,165,000	1,170,880
City of Berkeley MO,
3.000%, 05/01/2024 (Insured by BAM)	205,000	217,421
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)	415,000	458,142
Hanley Road Corridor Transportation Development District:
1.000%, 10/01/2027	550,000	533,323
1.625%, 10/01/2033 (Callable 10/01/2029)	700,000	663,486
2.000%, 10/01/2039 (Callable 10/01/2029)	750,000	695,047
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 04/01/2021	500,000	500,000
4.000%, 06/01/2021	175,000	176,003
5.000%, 09/01/2021	235,000	238,492
0.000%, 09/01/2022 (ETM)(Insured by NATL)	55,000	54,623
5.000%, 09/01/2023	285,000	309,068
5.000%, 06/01/2024	235,000	268,028
5.000%, 09/01/2024	295,000	328,617
Metropolitan Park and Recreation District,
5.000%, 12/30/2025 (Callable 12/30/2023)	1,000,000	1,124,511
Missouri Housing Development Commission,
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)	180,000	188,773
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)	105,000	124,391
5.000%, 10/01/2027 (Insured by AGM)	100,000	120,800
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	265,000	278,567
Neosho R-V School District:
4.000%, 03/01/2022 (Insured by ST AID)	155,000	160,441
4.000%, 03/01/2023 (Insured by ST AID)	170,000	181,909
4.000%, 03/01/2024 (Insured by ST AID)	275,000	302,814
4.000%, 03/01/2025 (Insured by ST AID)	220,000	248,245
4.000%, 03/01/2026 (Insured by ST AID)	510,000	587,961
Riverview Gardens School District,
4.000%, 04/01/2022 (Insured by ST AID)	380,000	394,335
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024	175,000	175,312
St. Louis Land Clearance for Redevelopment Authority,
4.250%, 06/01/2026	2,040,000	2,218,633
State of Missouri Health & Educational Facilities Authority:
5.000%, 02/01/2022	265,000	273,276
5.000%, 06/01/2036 (Callable 12/01/2022)(Mandatory Tender Date 06/01/2023) (1)	195,000	209,726
Trenton School District No. R-IX,
4.000%, 03/01/2022 (Insured by ST AID)	40,000	41,404
Total Missouri (Cost $12,172,876)		12,244,228	0.7%

Montana
City of Red Lodge MT:
2.000%, 07/01/2021 (Insured by BAM)	210,000	210,897
2.000%, 07/01/2022 (Insured by BAM)	195,000	199,243
2.000%, 07/01/2023 (Insured by BAM)	270,000	279,832
Mizuho Floater/Residual Trust,
0.310%, 12/01/2060 (Optional Put Date 05/05/2021) (1)(3)	4,510,000	4,510,000
Montana Board of Housing:
4.000%, 12/01/2043 (Callable 12/01/2027)	890,000	967,705
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	1,045,000	1,137,332
Montana Facility Finance Authority:
5.000%, 01/01/2023	100,000	108,273
4.000%, 07/01/2025	155,000	168,917
5.000%, 07/01/2025	110,000	129,667
4.000%, 07/01/2026	330,000	363,124
Total Montana (Cost $7,965,370)		8,074,990	0.5%

Nebraska
Central Plains Energy Project,
5.000%, 09/01/2032 (Callable 09/01/2022)	350,000	371,265
Public Power Generation Agency:
5.000%, 01/01/2029 (Callable 01/01/2025)	285,000	328,704
5.000%, 01/01/2031 (Callable 01/01/2025)	625,000	720,582
Scotts Bluff County School District No. 16,
5.000%, 12/01/2026 (Pre-refunded to 05/30/2022)	115,000	121,408
Total Nebraska (Cost $1,533,981)		1,541,959	0.1%

Nevada
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)	7,000,000	7,074,920
Clark County School District:
5.000%, 06/15/2021	1,040,000	1,049,572
5.000%, 06/15/2023	585,000	644,684
County of Clark NV,
5.000%, 07/01/2025	490,000	579,186
Las Vegas Redevelopment Agency,
5.000%, 06/15/2023	250,000	272,048
Lyon County School District,
5.000%, 04/01/2021	490,000	490,000
Nevada Housing Division,
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	960,000	1,069,075
Total Nevada (Cost $11,051,980)		11,179,485	0.6%

New Hampshire
New Hampshire Health and Education Facilities Authority:
3.150%, 04/01/2022 (Callable 11/01/2021) (3)	8,900,000	8,939,123
0.060%, 10/01/2030 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	4,405,000	4,405,000
Total New Hampshire (Cost $13,344,462)		13,344,123	0.7%

New Jersey
Atlantic City Board of Education:
3.400%, 08/15/2021 (3)	2,026,000	2,045,976
3.400%, 08/15/2022 (3)	2,087,000	2,163,188
3.400%, 08/15/2023 (3)	2,171,000	2,300,076
3.400%, 08/15/2024 (3)	793,000	854,788
City of Atlantic City NJ:
5.000%, 03/01/2022 (Insured by BAM)	100,000	103,930
5.000%, 03/01/2024 (Insured by BAM)	300,000	335,932
City of Bayonne NJ,
5.000%, 07/15/2022 (Insured by AGM)	475,000	503,196
City of Newark NJ,
5.000%, 10/01/2022 (Insured by ST AID)	700,000	741,813
City of Trenton NJ:
4.000%, 07/15/2022 (Insured by AGM)	500,000	523,376
4.000%, 07/15/2023 (Insured by AGM)	200,000	216,212
City of Union City NJ:
5.000%, 11/01/2021 (Insured by ST AID)	530,000	541,486
5.000%, 11/01/2022 (Insured by ST AID)	505,000	534,764
5.000%, 11/01/2023 (Insured by ST AID)	435,000	475,495
County of Hudson NJ,
7.000%, 12/01/2021 (Insured by NATL)	5,280,000	5,477,120
New Jersey Economic Development Authority:
5.000%, 07/15/2021	100,000	101,156
5.250%, 12/15/2021 (Insured by NATL)	500,000	517,333
4.000%, 01/01/2022	660,000	673,396
0.000%, 07/01/2022 (ETM)(Insured by NATL)	25,000	24,880
5.000%, 07/15/2022	240,000	249,373
4.000%, 01/01/2023	50,000	52,304
5.000%, 06/15/2024	390,000	443,599
0.000%, 07/01/2024 (ETM)(Insured by NATL)	455,000	445,824
5.250%, 07/01/2025 (Insured by NATL)	380,000	449,106
5.000%, 03/01/2026 (Callable 03/01/2023)	1,180,000	1,274,672
5.000%, 06/15/2026 (Callable 06/15/2024)	400,000	452,653
5.000%, 06/15/2027 (Callable 06/15/2024)	1,090,000	1,229,981
5.000%, 03/01/2029 (Callable 03/01/2023)	500,000	537,298
3.125%, 07/01/2029 (Callable 07/01/2027)	140,000	141,203
5.000%, 03/01/2030 (Callable 03/01/2023)	735,000	788,552
4.000%, 07/01/2030 (Callable 05/03/2021)	500,000	501,269
5.000%, 03/01/2031 (Pre-refunded to 09/01/2022)	65,000	69,463
New Jersey Educational Facilities Authority:
5.000%, 07/01/2021	125,000	126,368
5.000%, 07/01/2022 (ETM)	150,000	159,078
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	55,000	64,883
0.130%, 07/01/2038 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	7,190,000	7,190,000
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	1,950,000	2,000,952
New Jersey Housing & Mortgage Finance Agency:
1.500%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	4,000,000	4,020,464
4.500%, 10/01/2048 (Callable 10/01/2027)	770,000	869,786
4.750%, 10/01/2050 (Callable 04/01/2028)	1,350,000	1,536,538
New Jersey Transportation Trust Fund Authority:
5.500%, 12/15/2021 (Insured by AGM)	255,000	264,410
5.000%, 06/15/2023	3,995,000	4,394,240
5.000%, 12/15/2023	275,000	307,987
5.000%, 12/15/2023	620,000	694,370
5.250%, 12/15/2023	360,000	405,648
5.000%, 06/15/2024	800,000	911,179
0.000%, 12/15/2026 (Insured by AMBAC)	110,000	102,353
5.000%, 12/15/2026	1,390,000	1,689,956
North Hudson Sewerage Authority:
0.000%, 08/01/2021 (ETM)(Insured by NATL)	60,000	59,954
0.000%, 08/01/2025 (ETM)(Insured by NATL)	25,000	23,914
South Jersey Transportation Authority,
5.000%, 11/01/2029 (Pre-refunded to 11/01/2022)	125,000	134,270
State of New Jersey:
5.000%, 06/01/2024	7,350,000	8,378,028
5.000%, 06/01/2025	6,500,000	7,647,851
4.000%, 06/01/2030 (Callable 06/01/2023)	150,000	159,789
Tender Option Bond Trust,
0.160%, 07/01/2047 (Optional Put Date 04/07/2021) (1)(3)	600,000	600,000
Washington Township Municipal Utilities Authority:
0.000%, 12/15/2021 (Insured by NATL)	100,000	99,567
0.000%, 12/15/2023 (Insured by NATL)	25,000	24,387
Total New Jersey (Cost $65,415,249)		66,635,386	3.7%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	200,000	201,472
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	170,000	174,649
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)	35,000	37,858
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)	220,000	240,670
4.250%, 07/01/2049 (Callable 01/01/2028)	65,000	72,512
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)	1,875,000	2,074,261
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	2,600,000	2,904,935
Total New Mexico (Cost $5,469,762)		5,706,357	0.3%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,151,825
Albany County Capital Resource Corp.,
2.600%, 07/01/2025	970,000	937,344
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	1,028,838	1,045,805
City of Long Beach NY,
5.000%, 09/01/2026	1,370,000	1,596,844
City of New York NY:
5.000%, 08/01/2022	185,000	196,770
5.000%, 10/01/2022 (Pre-refunded to 10/01/2021)	190,000	194,521
5.000%, 08/01/2038 (Callable 08/01/2023)(Mandatory Tender Date 02/01/2024) (1)	5,500,000	6,018,339
0.040%, 10/01/2040 (Optional Put Date 04/01/2021) (1)	10,930,000	10,930,000
0.220%, 04/01/2042 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	12,500,000	12,500,000
City of Plattsburgh NY,
5.000%, 06/15/2026	495,000	594,465
City of Poughkeepsie NY:
4.000%, 04/15/2024 (6)	280,000	299,620
4.000%, 04/15/2026 (6)	450,000	489,960
County of Nassau NY,
5.000%, 04/01/2026 (Pre-refunded to 04/01/2024)	13,660,000	15,560,133
County of Rockland NY,
5.000%, 03/01/2023 (Insured by AGM)	415,000	452,366
County of Suffolk NY:
2.000%, 07/22/2021	9,000,000	9,048,498
5.000%, 05/01/2023	2,845,000	3,072,045
5.000%, 05/01/2027 (Callable 05/01/2024)	500,000	558,806
Geneva Development Corp.:
5.000%, 09/01/2023 (Pre-refunded to 09/01/2022)	450,000	480,632
5.000%, 09/01/2023 (ETM)	30,000	33,438
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	50,000	55,731
Hempstead Town Local Development Corp.,
5.000%, 07/01/2025 (Callable 07/01/2023)	815,000	890,786
Housing Development Corp.,
2.000%, 11/01/2057 (Callable 04/16/2021)(Mandatory Tender Date 12/31/2021) (1)	1,600,000	1,600,876
Huntington Local Development Corp.,
4.000%, 07/01/2027	4,950,000	4,971,490
Long Island Power Authority:
0.831%, 05/01/2033 (1 Month LIBOR USD + 0.750%)(Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	5,360,000	5,365,137
1.650%, 09/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024) (1)	1,805,000	1,865,342
Metropolitan Transportation Authority:
5.000%, 05/15/2021	615,000	617,955
5.000%, 09/01/2021	4,515,000	4,594,200
5.000%, 11/15/2021	1,075,000	1,105,013
4.000%, 02/01/2022	1,565,000	1,607,386
5.000%, 03/01/2022	445,000	463,645
5.000%, 05/15/2022	525,000	549,961
5.000%, 09/01/2022	3,250,000	3,444,082
5.000%, 11/15/2023	150,000	166,901
0.757%, 11/01/2032 (1 Month LIBOR USD + 0.680%)(Mandatory Tender Date 04/06/2021)(Insured by AGM) (2)	145,000	145,000
Monroe County Industrial Development Corp.,
5.000%, 06/01/2021	1,730,000	1,742,050
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)(Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	225,000	243,151
2.750%, 05/01/2050 (Callable 12/01/2022)(Mandatory Tender Date 12/29/2023) (1)	300,000	311,631
2.100%, 11/01/2058 (Callable 02/01/2022)(Mandatory Tender Date 07/03/2023) (1)	230,000	233,328
0.700%, 11/01/2060 (Callable 05/01/2023)(Mandatory Tender Date 05/01/2025) (1)	5,090,000	5,096,859
New York City Transitional Finance Authority,
0.060%, 02/01/2044 (Optional Put Date 04/01/2021) (1)	2,900,000	2,900,000
New York City Water & Sewer System,
0.040%, 06/15/2033 (Callable 04/15/2021)(Optional Put Date 04/01/2021) (1)	735,000	735,000
New York Liberty Development Corp.:
0.410%, 10/01/2035 (Optional Put Date 04/07/2021) (1)(3)	3,750,000	3,750,000
0.410%, 10/01/2035 (Optional Put Date 04/07/2021) (1)(3)	3,464,000	3,464,000
New York State Dormitory Authority:
5.000%, 12/15/2021	55,000	56,859
5.000%, 07/01/2028 (Callable 07/01/2025)	505,000	585,655
5.000%, 05/01/2048 (Callable 11/01/2025)(Mandatory Tender Date 05/01/2026) (1)	2,375,000	2,821,643
New York State Housing Finance Agency:
1.600%, 11/01/2024 (Callable 12/01/2021)	5,815,000	5,858,115
0.750%, 11/01/2025 (Callable 01/01/2022)	5,000,000	5,000,632
New York Transportation Development Corp.,
5.000%, 12/01/2027	900,000	1,111,434
Oneida County Local Development Corp.,
5.000%, 12/01/2029 (Callable 12/01/2023)(Insured by AGM)	715,000	786,360
St. Lawrence County Industrial Development Agency:
5.000%, 07/01/2025 (Callable 01/01/2023)	235,000	252,005
5.000%, 07/01/2026	315,000	380,880
5.000%, 07/01/2027 (Callable 01/01/2023)	315,000	336,503
5.000%, 07/01/2027 (Callable 07/01/2026)	175,000	210,359
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	150,000	158,577
4.000%, 10/01/2046 (Callable 04/01/2025)	270,000	289,797
Town of Oyster Bay NY:
3.000%, 02/01/2022	3,285,000	3,349,369
4.000%, 02/15/2026 (Insured by BAM)	95,000	110,001
Triborough Bridge & Tunnel Authority:
0.577%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	2,800,000	2,801,086
0.386%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	2,575,000	2,573,830
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	236,508
Total New York (Cost $136,877,393)		138,000,548	7.7%

North Carolina
Durham Housing Authority,
5.000%, 12/01/2035 (Pre-refunded to 12/01/2022)	265,000	282,723
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	100,000	105,011
North Carolina Eastern Municipal Power Agency,
6.000%, 01/01/2022 (ETM)	155,000	161,729
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)	310,000	339,574
4.000%, 01/01/2050 (Callable 07/01/2028)	1,715,000	1,908,074
4.000%, 07/01/2050 (Callable 07/01/2029)	3,200,000	3,601,961
North Carolina Medical Care Commission:
4.000%, 10/01/2027	600,000	697,250
2.200%, 12/01/2048 (Callable 06/01/2022)(Mandatory Tender Date 12/01/2022) (1)	1,845,000	1,884,540
North Carolina Turnpike Authority,
5.000%, 01/01/2025	50,000	57,780
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,370,381
University of North Carolina at Chapel Hill,
0.477%, 12/01/2041 (1 Month LIBOR USD + 0.400%)(Callable 03/09/2022)(Mandatory Tender Date 11/09/2022) (2)	5,000,000	5,011,162
Total North Carolina (Cost $15,107,872)		15,420,185	0.9%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	1,150,000	1,166,502
City of Horace ND:
1.900%, 08/01/2022 (Callable 08/01/2021)	1,325,000	1,325,569
3.000%, 05/01/2025	250,000	268,095
3.000%, 05/01/2026	335,000	362,642
3.000%, 05/01/2027 (Callable 05/01/2026)	265,000	283,991
City of Mandan ND,
2.750%, 09/01/2041 (Callable 05/03/2021)	455,000	455,083
City of Watford City ND:
3.000%, 12/01/2021 (Insured by AGM)	1,980,000	2,009,591
3.000%, 12/01/2023 (Insured by AGM)	1,825,000	1,918,531
City of West Fargo ND:
5.000%, 05/01/2022	200,000	210,121
4.000%, 05/01/2023	305,000	328,202
4.000%, 05/01/2024	900,000	996,130
City of Williston ND,
4.250%, 07/15/2025 (Callable 07/15/2022)	775,000	807,756
County of Burleigh ND:
4.000%, 11/01/2021	1,000,000	1,017,996
2.750%, 02/01/2022 (Callable 04/21/2021)	10,000,000	10,001,465
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)	400,000	424,044
4.500%, 07/01/2032 (Pre-refunded to 07/01/2022)	360,000	377,714
County of McKenzie ND:
5.000%, 08/01/2022	1,000,000	1,052,397
5.000%, 08/01/2023	2,300,000	2,508,084
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)(Insured by AGM)	400,000	425,449
Jamestown Park District,
2.900%, 07/01/2035 (Callable 04/16/2021)	915,000	915,251
North Dakota Housing Finance Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	545,000	593,709
4.000%, 01/01/2051 (Callable 07/01/2029)	2,490,000	2,801,891
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)(Insured by SD CRED PROG)	1,015,000	1,078,980
Total North Dakota (Cost $30,919,827)		31,329,193	1.8%

Ohio
Akron Bath Copley Joint Township Hospital District,
5.000%, 11/15/2028	460,000	573,155
Alliance City School District,
2.500%, 12/01/2022 (Insured by SD CRED PROG)	200,000	207,430
City of Huron OH,
3.125%, 12/01/2024	325,000	338,108
City of Lorain OH:
3.000%, 12/01/2021 (Insured by BAM)	110,000	111,841
3.000%, 12/01/2022 (Insured by BAM)	185,000	192,334
3.000%, 12/01/2023 (Insured by BAM)	185,000	196,134
3.000%, 12/01/2024 (Insured by BAM)	130,000	139,514
3.000%, 12/01/2025 (Insured by BAM)	135,000	146,157
3.000%, 12/01/2026 (Insured by BAM)	135,000	146,670
City of Middleburg Heights OH:
4.000%, 08/01/2025	165,000	184,713
5.000%, 08/01/2026	270,000	321,761
5.000%, 08/01/2027	280,000	340,241
5.250%, 08/01/2041 (Callable 08/01/2021)	1,900,000	1,931,576
City of St. Clairsville OH,
4.000%, 12/01/2023 (Insured by BAM)	340,000	371,654
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)	250,000	260,419
Cleveland-Cuyahoga County Port Authority,
5.000%, 08/01/2026 (Callable 08/01/2024)	525,000	594,116
County of Franklin OH:
5.000%, 05/15/2027 (Callable 05/15/2023)	1,000,000	1,092,177
5.000%, 05/15/2030 (Callable 05/15/2023)	270,000	294,350
0.490%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	500,000	500,077
County of Gallia OH,
8.000%, 07/01/2042 (Pre-refunded to 07/01/2022)	540,000	587,533
County of Holmes OH,
3.000%, 12/01/2022 (Callable 05/03/2021)(Insured by AGM)	130,000	130,562
County of Montgomery OH:
5.000%, 11/15/2024	1,460,000	1,675,476
5.000%, 11/15/2025	2,500,000	2,954,895
5.000%, 11/15/2027	2,000,000	2,479,080
Cuyahoga Metropolitan Housing Authority:
3.000%, 12/01/2022	245,000	254,515
4.000%, 12/01/2023	310,000	336,113
4.000%, 12/01/2024	335,000	371,904
4.000%, 12/01/2025	335,000	379,122
Euclid City School District:
4.000%, 12/01/2023 (Insured by BAM)	130,000	142,030
4.000%, 12/01/2025 (Insured by BAM)	65,000	74,356
4.000%, 12/01/2026 (Insured by BAM)	100,000	116,429
Great Oaks Career Campuses Board of Education,
4.000%, 12/01/2022	400,000	425,247
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	162,855
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	52,636
Miami University,
4.000%, 09/01/2027 (Callable 09/01/2022)	160,000	167,035
Northeast Ohio Medical University,
5.000%, 12/01/2025	125,000	145,085
Norton City School District,
4.000%, 11/01/2026 (Callable 11/01/2023)(Insured by SD CRED PROG)	430,000	468,791
Ohio Higher Educational Facility Commission:
5.000%, 11/01/2023	580,000	642,246
5.000%, 05/01/2024	705,000	797,609
5.000%, 05/01/2024	415,000	469,515
5.000%, 03/01/2025	655,000	725,246
5.000%, 05/01/2025	595,000	694,550
5.000%, 05/01/2025	455,000	531,126
5.000%, 05/01/2026 (Callable 05/01/2025)	750,000	872,253
Ohio Housing Finance Agency:
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	105,000	113,511
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	1,945,000	2,183,394
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024	1,185,000	1,299,946
Oregon City School District,
0.000%, 12/01/2021	245,000	244,524
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)	5,805,000	5,809,541
3.125%, 11/15/2023	360,000	369,386
5.000%, 04/01/2026	175,000	208,768
5.000%, 04/01/2027	250,000	305,626
State of Ohio,
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	27,274
Toledo OH,
5.000%, 12/01/2022	150,000	159,518
Troy City School District,
2.050%, 12/01/2023 (Callable 12/01/2022)	130,000	133,518
Village of Cuyahoga Heights OH:
4.000%, 12/01/2023 (Insured by AGM)	95,000	103,133
4.000%, 12/01/2024 (Insured by AGM)	100,000	111,131
Wauseon Exempted Village School District,
0.000%, 12/01/2021 (Insured by SD CRED PROG)	400,000	398,962
Total Ohio (Cost $34,332,740)		35,066,868	2.0%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	240,000	243,582
City of Midwest City OK:
3.000%, 06/01/2021	370,000	371,633
3.000%, 06/01/2023	485,000	510,805
Cleveland County Educational Facilities Authority,
5.000%, 06/01/2021	1,080,000	1,087,522
Custer County Economic Development Authority:
4.000%, 12/01/2021	415,000	424,880
4.000%, 12/01/2023	450,000	488,527
Elk City Industrial Authority,
3.000%, 05/01/2022	105,000	107,941
Grady County School Finance Authority:
5.000%, 12/01/2026	1,015,000	1,234,921
5.000%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,291,267
Kingfisher County Educational Facilities Authority,
3.000%, 03/01/2023	385,000	403,756
Muskogee Industrial Trust,
5.000%, 09/01/2021	1,000,000	1,017,666
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	401,307
Oklahoma Development Finance Authority:
4.000%, 08/01/2021	425,000	428,614
4.000%, 08/01/2022	535,000	553,295
5.000%, 08/01/2023	485,000	523,869
2.600%, 03/01/2024	1,000,000	1,003,351
5.000%, 08/01/2024	585,000	648,106
0.170%, 08/15/2031 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	12,500,000	12,500,000
Oklahoma Municipal Power Authority,
0.450%, 01/01/2023 (SIFMA Municipal Swap Index + 0.390%) (2)	140,000	139,991
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	821,895
Purcell Public Works Authority:
5.000%, 03/01/2024	250,000	280,789
5.000%, 03/01/2025	200,000	231,780
5.000%, 03/01/2026	435,000	519,133
5.000%, 03/01/2027	880,000	1,077,118
Texas County Development Authority,
4.000%, 12/01/2023	675,000	731,302
Tulsa County Industrial Authority,
5.000%, 09/01/2024	400,000	458,199
Tulsa Industrial Authority,
5.000%, 10/01/2023	790,000	846,658
University of Oklahoma,
5.000%, 07/01/2029 (Callable 07/01/2026)	3,515,000	4,183,329
Total Oklahoma (Cost $32,317,724)		32,531,236	1.8%

Oregon
Columbia County School District No. 502:
0.000%, 06/15/2027 (Insured by SCH BD GTY) (7)	540,000	640,265
0.000%, 06/15/2028 (Insured by SCH BD GTY) (7)	740,000	897,961
0.000%, 06/15/2029 (Insured by SCH BD GTY) (7)	835,000	1,033,710
County of Yamhill OR:
4.000%, 10/01/2022	500,000	519,842
4.000%, 10/01/2023	425,000	454,343
4.000%, 10/01/2024	425,000	463,204
Oregon State Business Development Commission,
2.400%, 12/01/2040 (Mandatory Tender Date 08/14/2023) (1)	100,000	104,592
Port of Morrow OR,
4.000%, 06/01/2026 (Callable 05/03/2021)	220,000	220,613
State of Oregon:
4.000%, 05/01/2023	500,000	539,769
4.000%, 12/01/2048 (Callable 12/01/2026)	735,000	796,565
State of Oregon Housing & Community Services Department:
3.500%, 07/01/2032 (Callable 07/01/2026)	1,655,000	1,768,920
3.875%, 01/01/2033 (Callable 07/01/2024)	285,000	301,366
3.500%, 07/01/2036 (Callable 01/01/2025)	85,000	89,487
4.500%, 01/01/2049 (Callable 07/01/2027)	1,380,000	1,515,179
4.500%, 07/01/2049 (Callable 07/01/2027)	385,000	425,156
Total Oregon (Cost $9,597,662)		9,770,972	0.5%

Pennsylvania
Abington Heights School District Lackawanna County,
2.000%, 03/15/2023 (Callable 05/03/2021)(Insured by ST AID)	195,000	195,209
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 11/15/2022)(Insured by BAM)	250,000	255,470
Allegheny County Higher Education Building Authority,
5.000%, 03/01/2023 (Callable 05/03/2021)	250,000	250,834
Allegheny County Hospital Development Authority:
5.000%, 07/15/2021	2,525,000	2,559,135
4.125%, 10/15/2026 (Callable 10/15/2021)	65,000	66,175
Berks County Industrial Development Authority,
5.000%, 11/01/2021	320,000	325,412
Blacklick Valley School District:
5.000%, 11/15/2021 (Insured by MAC)	170,000	174,715
5.000%, 11/15/2022 (Insured by MAC)	175,000	187,649
5.000%, 11/15/2023 (Insured by MAC)	190,000	212,506
5.000%, 11/15/2024 (Insured by MAC)	200,000	231,608
Borough of Lewistown PA:
4.000%, 09/01/2022 (Insured by AGM)	265,000	278,934
4.000%, 09/01/2023 (Insured by AGM)	315,000	341,041
4.000%, 09/01/2024 (Insured by AGM)	100,000	111,153
Bucks County Industrial Development Authority,
5.000%, 07/01/2025	350,000	396,568
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by MAC)	100,000	108,594
4.000%, 09/01/2024 (Insured by MAC)	140,000	156,317
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by MAC)	100,000	111,385
4.000%, 09/01/2026 (Callable 09/01/2024)(Insured by MAC)	150,000	166,769
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by MAC)	130,000	143,947
4.000%, 09/01/2028 (Callable 09/01/2024)(Insured by MAC)	165,000	182,221
4.000%, 09/01/2029 (Callable 09/01/2024)(Insured by MAC)	170,000	187,270
4.000%, 09/01/2030 (Callable 09/01/2024)(Insured by MAC)	175,000	192,148
4.000%, 09/01/2032 (Callable 09/01/2024)(Insured by MAC)	375,000	410,137
Carmichaels Area School District:
4.000%, 09/01/2022 (Insured by BAM)	100,000	104,521
4.000%, 09/01/2023 (Insured by BAM)	155,000	167,736
4.000%, 09/01/2024 (Insured by BAM)	220,000	244,457
Catholic Health Initiatives,
4.000%, 05/15/2022 (Pre-refunded to 05/15/2021)(Insured by ST AID)	50,000	50,209
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST AID)	50,000	54,058
Central Bradford Progress Authority,
5.000%, 12/01/2026 (Pre-refunded to 12/01/2021)	415,000	428,210
City of Altoona PA,
4.000%, 08/01/2027 (Insured by AGM)	110,000	127,974
City of Bradford PA:
2.500%, 11/01/2025 (Insured by AGM)	395,000	419,363
3.500%, 11/01/2028 (Callable 11/01/2025)(Insured by AGM)	385,000	425,290
City of Pittston PA:
1.000%, 11/15/2022 (Insured by BAM)	100,000	101,173
4.000%, 11/15/2023 (Insured by BAM)	175,000	189,380
4.000%, 11/15/2024 (Insured by BAM)	265,000	292,412
4.000%, 11/15/2025 (Insured by BAM)	275,000	309,219
4.000%, 11/15/2026 (Callable 11/15/2025)(Insured by BAM)	240,000	268,460
4.000%, 11/15/2027 (Callable 11/15/2025)(Insured by BAM)	125,000	138,885
City of Wilkes-Barre PA:
4.000%, 11/15/2025 (Insured by BAM)	200,000	224,791
4.000%, 11/15/2026 (Insured by BAM)	595,000	679,947
4.000%, 11/15/2027 (Insured by BAM)	1,000,000	1,154,210
City of York PA,
5.000%, 11/15/2025	1,505,000	1,564,744
Coatesville School District,
5.000%, 08/01/2023 (Insured by AGM)	150,000	165,874
Commonwealth Financing Authority:
5.000%, 06/01/2022	265,000	278,961
5.000%, 06/01/2023	225,000	246,809
Commonwealth of Pennsylvania,
3.750%, 10/01/2021 (Callable 05/03/2021)	175,000	175,407
County of Allegheny PA,
0.687%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 05/03/2021)(Insured by AGM) (2)	800,000	800,416
County of McKean PA:
4.000%, 11/01/2022 (Insured by BAM)	120,000	126,355
4.000%, 11/01/2023 (Insured by BAM)	395,000	429,466
Crawford Central School District:
4.000%, 02/15/2022 (Insured by BAM)	275,000	283,695
4.000%, 02/15/2024 (Insured by BAM)	1,505,000	1,656,042
4.000%, 02/15/2025 (Insured by BAM)	2,455,000	2,772,224
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	190,000	221,092
5.000%, 01/01/2029 (Callable 01/01/2025)	935,000	1,041,615
Delaware Valley Regional Finance Authority:
0.560%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 09/01/2022)(Mandatory Tender Date 09/01/2023) (2)	5,000,000	4,994,289
0.837%, 09/01/2048 (1 Month LIBOR USD + 0.760%)(Callable 09/01/2023)(Mandatory Tender Date 09/01/2024) (2)	2,000,000	1,997,998
0.957%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	2,000,000	2,007,194
East Allegheny School District,
0.000%, 11/15/2021 (Insured by AGM)	480,000	478,547
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2029 (Callable 07/01/2024)	1,730,000	1,777,493
Easton Area School District,
4.000%, 04/01/2030 (Callable 10/01/2024)(Insured by ST AID)	1,150,000	1,291,017
Elizabeth Forward School District,
0.000%, 09/01/2022 (ETM)(Insured by NATL)	250,000	248,809
Erie City Water Authority,
4.000%, 12/01/2025 (Pre-refunded to 12/01/2022)(Insured by AGM)	385,000	408,704
Greater Hazleton Joint Sewer Authority:
4.000%, 05/15/2022 (Insured by BAM)	255,000	265,661
4.000%, 05/15/2023 (Insured by BAM)	460,000	493,674
4.000%, 05/15/2024 (Insured by BAM)	325,000	358,811
4.000%, 05/15/2025 (Insured by BAM)	255,000	287,732
Hamburg Area School District,
4.000%, 04/01/2024 (Insured by ST AID)	845,000	934,481
Hazleton Area School District,
4.000%, 03/01/2025 (Insured by BAM)	430,000	478,686
Lackawanna County Industrial Development Authority,
5.000%, 11/01/2021	450,000	461,792
Lancaster City Parking Authority,
3.000%, 12/01/2027 (Insured by BAM)	645,000	711,083
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	37,491
Lancaster Industrial Development Authority,
5.000%, 05/01/2022 (ETM)	45,000	47,332
Lehigh County Industrial Development Authority,
1.800%, 09/01/2029 (Mandatory Tender Date 09/01/2022) (1)	5,090,000	5,191,940
Lycoming County Authority:
2.000%, 11/01/2035 (Mandatory Tender Date 11/01/2022) (1)	1,000,000	1,000,000
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	1,260,000	1,320,645
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	1,660,000	1,661,943
Montgomery County Industrial Development Authority:
4.000%, 12/01/2021	100,000	102,069
4.000%, 12/01/2022	90,000	94,577
4.000%, 12/01/2023	125,000	134,603
4.000%, 12/01/2024	200,000	219,683
4.000%, 12/01/2025	200,000	223,541
North East School District,
2.000%, 09/01/2021 (Callable 05/03/2021)(Insured by BAM)	445,000	445,513
North Penn Water Authority,
0.620%, 11/01/2024 (SIFMA Municipal Swap Index + 0.560%)(Callable 11/01/2023) (2)	845,000	845,835
North Pocono School District,
4.000%, 03/15/2024 (Insured by BAM)	230,000	253,678
Northampton County General Purpose Authority:
5.000%, 10/01/2021	100,000	101,743
1.121%, 08/15/2048 (1 Month LIBOR USD + 1.040%)(Callable 02/15/2023)(Mandatory Tender Date 08/15/2024) (2)	75,000	75,527
Octorara Area School District,
4.000%, 04/01/2025 (Insured by AGM)	355,000	399,863
Palmyra Area School District,
5.000%, 06/01/2030 (Callable 06/01/2025)(Insured by ST AID)	400,000	470,097
Pennsylvania Economic Development Financing Authority,
2.800%, 12/01/2033 (Mandatory Tender Date 12/01/2021) (1)	720,000	731,952
Pennsylvania Higher Educational Facilities Authority:
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	185,000	188,279
5.000%, 05/01/2025	575,000	666,191
5.000%, 05/01/2026	570,000	678,037
2.850%, 05/01/2034 (Mandatory Tender Date 05/01/2021) (1)	495,000	495,642
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	2,525,000	2,538,575
3.700%, 10/01/2042 (Callable 10/01/2021)	155,000	156,313
4.000%, 10/01/2046 (Callable 04/01/2026)	130,000	140,623
4.000%, 10/01/2049 (Callable 10/01/2028)	5,560,000	6,048,575
Pennsylvania Turnpike Commission:
1.010%, 12/01/2021 (SIFMA Municipal Swap Index + 0.980%)(Callable 06/01/2021) (2)	1,010,000	1,011,104
5.000%, 12/01/2022	50,000	53,661
0.000%, 12/01/2023	85,000	82,782
0.730%, 12/01/2023 (SIFMA Municipal Swap Index + 0.700%)(Callable 12/01/2022) (2)	2,150,000	2,159,360
5.000%, 12/01/2028 (7)	360,000	435,096
Perkasie Regional Authority,
4.000%, 02/01/2023 (Insured by BAM)	460,000	488,992
Philadelphia Authority for Industrial Development,
5.000%, 10/01/2026	475,000	572,174
Pittsburgh School District,
5.000%, 09/01/2027 (Insured by ST AID)	410,000	512,946
Pittsburgh Water & Sewer Authority,
0.710%, 09/01/2040 (1 Month LIBOR USD + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)	11,000,000	11,023,893
Pottsville Area School District:
1.000%, 05/15/2023 (Insured by BAM)	125,000	126,076
4.000%, 05/15/2024 (Insured by BAM)	200,000	220,350
4.000%, 05/15/2025 (Insured by BAM)	180,000	202,250
4.000%, 05/15/2026 (Insured by BAM)	185,000	211,513
Public Parking Authority Of Pittsburgh,
5.000%, 12/01/2026 (Callable 06/01/2025)	415,000	487,503
Reading School District:
4.000%, 04/01/2023 (Insured by BAM)	160,000	170,970
4.000%, 04/01/2023 (Insured by BAM)	565,000	603,737
5.000%, 04/01/2023 (Insured by BAM)	750,000	814,989
4.000%, 04/01/2024 (Insured by BAM)	615,000	674,918
5.000%, 04/01/2024 (Insured by BAM)	2,250,000	2,533,507
Sayre Area School District:
3.000%, 05/15/2022 (Insured by BAM)	25,000	25,677
3.000%, 05/15/2024 (Insured by BAM)	25,000	26,832
Sayre Health Care Facilities Authority,
0.908%, 12/01/2024 (3 Month LIBOR USD + 0.780%)(Callable 05/03/2021) (2)	200,000	200,380
School District of Philadelphia:
5.000%, 06/01/2024	545,000	612,308
5.000%, 09/01/2025 (Insured by ST AID)	135,000	157,793
5.000%, 09/01/2025 (Insured by ST AID)	500,000	584,417
5.000%, 09/01/2026 (Insured by ST AID)	1,000,000	1,198,664
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	112,285
School District of the City of Erie:
5.000%, 04/01/2023 (Insured by AGM)	265,000	287,963
5.000%, 04/01/2024 (Insured by AGM)	230,000	258,980
5.000%, 04/01/2024 (Insured by AGM)	250,000	281,501
Scranton School District,
0.928%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2022)(Mandatory Tender Date 06/01/2023)(Insured by ST AID) (2)	4,975,000	4,997,046
Scranton-Lackawanna Health and Welfare Authority:
5.000%, 11/01/2023	35,000	38,823
5.000%, 11/01/2025	40,000	47,206
State Public School Building Authority:
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	1,090,000	1,336,924
0.000%, 05/15/2028 (Insured by NATL)	2,075,000	1,839,213
Steel Valley School District:
3.000%, 11/01/2021 (Insured by BAM)	50,000	50,684
4.000%, 11/01/2022 (Insured by BAM)	190,000	199,786
4.000%, 11/01/2024 (Insured by BAM)	260,000	289,284
4.000%, 11/01/2024 (Insured by BAM)	50,000	55,632
4.000%, 11/01/2025 (Insured by BAM)	270,000	306,466
4.000%, 11/01/2025 (Insured by BAM)	50,000	56,753
4.000%, 11/01/2026 (Insured by BAM)	280,000	322,718
Township of Hampton PA,
5.900%, 02/01/2023	125,000	136,532
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	232,820
University of Pittsburgh-of the Commonwealth System of Higher Education:
0.300%, 09/15/2021 (SIFMA Municipal Swap Index + 0.240%)(Callable 05/03/2021) (2)	100,000	100,013
0.420%, 02/15/2024 (SIFMA Municipal Swap Index + 0.360%)(Callable 08/15/2023) (2)	2,500,000	2,513,219
West Cornwall Township Municipal Authority,
0.070%, 01/01/2037 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,700,000	1,700,000
Westmoreland County Industrial Development Authority:
4.000%, 07/01/2023	375,000	399,538
4.000%, 07/01/2024	450,000	490,400
4.000%, 07/01/2025	550,000	609,831
4.000%, 07/01/2026	625,000	704,997
Westmoreland County Municipal Authority,
0.000%, 08/15/2023 (ETM)	220,000	217,217
Wilkes-Barre Finance Authority,
5.000%, 11/01/2024	40,000	45,835
York City School District,
4.000%, 05/01/2025 (Insured by BAM)	3,070,000	3,472,792
Total Pennsylvania (Cost $108,779,306)		110,150,780	6.2%

Puerto Rico
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022 (ETM)(Insured by NATL)	25,000	26,341
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	305,000	324,975
6.000%, 08/01/2026 (ETM)(Insured by AGC)	405,000	515,484
Total Puerto Rico (Cost $824,410)		866,800	0.0%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	140,000	141,239
Rhode Island Health and Educational Building Corp.,
0.070%, 06/01/2035 (Optional Put Date 04/01/2021) (1)	3,205,000	3,205,000
Rhode Island Housing & Mortgage Finance Corp.:
0.450%, 10/01/2040 (Callable 04/01/2022)(Mandatory Tender Date 10/01/2023) (1)	3,250,000	3,250,739
3.500%, 10/01/2046 (Callable 04/01/2025)	30,000	31,077
3.750%, 10/01/2049 (Callable 04/01/2029)(Insured by GNMA)	2,225,000	2,463,664
Total Rhode Island (Cost $9,023,692)		9,091,719	0.5%

South Carolina
Barnwell Facilities Corp.:
5.000%, 09/01/2023 (Insured by BAM)	285,000	315,944
5.000%, 09/01/2024 (Insured by BAM)	280,000	321,557
City of Myrtle Beach SC,
5.000%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,209,480
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	351,745
Greenville Health System,
5.000%, 05/01/2026 (Callable 05/01/2022)	1,045,000	1,096,602
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)	1,125,000	1,359,800
Patriots Energy Group Financing Agency,
0.937%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	1,500,000	1,513,694
Piedmont Municipal Power Agency:
5.375%, 01/01/2025 (ETM)(Insured by NATL)	225,000	262,092
5.000%, 01/01/2029 (Callable 01/01/2025)	1,000,000	1,129,263
South Carolina Jobs-Economic Development Authority:
5.250%, 08/01/2030 (Pre-refunded to 08/01/2023)	110,000	122,782
6.000%, 08/01/2031 (Pre-refunded to 08/01/2021)(Insured by AGM)	125,000	127,350
6.500%, 08/01/2039 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,570,000	1,601,995
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)	145,000	157,157
4.000%, 07/01/2047 (Callable 01/01/2027)	545,000	589,625
4.500%, 07/01/2048 (Callable 07/01/2027)	445,000	492,635
4.000%, 01/01/2050 (Callable 07/01/2028)	2,320,000	2,609,772
4.000%, 07/01/2050 (Callable 07/01/2029)	1,960,000	2,218,650
South Carolina Transportation Infrastructure Bank,
0.527%, 10/01/2031 (1 Month LIBOR USD + 0.450%)(Callable 10/01/2021)(Mandatory Tender Date 10/01/2022) (2)	12,575,000	12,582,621
Spartanburg Regional Health Services District:
5.000%, 04/15/2023 (Insured by AGM)	350,000	381,596
5.000%, 04/15/2024 (Callable 04/15/2022)	845,000	884,212
University of South Carolina,
5.000%, 05/01/2027	785,000	961,440
Total South Carolina (Cost $29,678,653)		30,290,012	1.7%

South Dakota
Aberdeen School District No. 6-1,
2.200%, 01/01/2023 (Callable 05/03/2021)	255,000	255,331
City of Rapid City SD,
5.000%, 12/01/2025	310,000	360,875
South Dakota Housing Development Authority,
3.000%, 11/01/2051 (Callable 05/01/2030)(Insured by GNMA)	1,450,000	1,588,404
Total South Dakota (Cost $2,214,197)		2,204,610	0.1%

Tennessee
City of Cleveland TN,
5.000%, 12/01/2027	3,320,000	4,211,348
City of Jackson TN:
5.000%, 04/01/2024	250,000	281,421
5.000%, 04/01/2027 (Callable 04/01/2025)	665,000	762,958
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2021	185,000	190,991
County of Hardin TN,
5.000%, 06/01/2021 (Insured by AGM)	1,420,000	1,430,773
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023	346,000	363,521
Knox County Health Educational & Housing Facility Board:
1.500%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	650,000	652,021
5.000%, 11/15/2022	400,000	429,518
5.000%, 04/01/2024	190,000	214,182
Memphis Health Educational & Housing Facility Board,
6.750%, 12/01/2046 (Pre-refunded to 06/01/2021)	865,000	873,638
Nashville & Davidson County Metropolitan Government,
0.000%, 06/01/2021 (ETM)	30,000	29,993
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	6,705,000	8,224,234
Tennessee Housing Development Agency:
3.050%, 07/01/2029 (Callable 07/01/2024)	120,000	125,199
3.600%, 01/01/2031 (Callable 01/01/2023)	1,310,000	1,347,512
3.850%, 07/01/2032 (Callable 01/01/2025)	1,380,000	1,473,816
4.000%, 07/01/2039 (Callable 01/01/2024)	715,000	751,658
4.200%, 07/01/2042 (Callable 01/01/2022)	315,000	317,907
4.000%, 01/01/2043 (Callable 07/01/2027)	675,000	737,233
3.800%, 07/01/2043 (Callable 01/01/2022)	200,000	201,325
4.000%, 01/01/2046 (Callable 01/01/2025)	20,000	21,426
3.750%, 01/01/2050 (Callable 01/01/2029)	2,100,000	2,342,428
3.000%, 01/01/2051 (Callable 01/01/2030)	5,000,000	5,455,457
Wilson County Water & Wastewater Authority,
0.000%, 03/01/2022	300,000	297,044
Total Tennessee (Cost $30,076,865)		30,735,603	1.7%

Texas
Alvin Independent School District,
1.250%, 02/15/2033 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	300,000	304,444
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2021 (PSF Guaranteed)	1,290,000	1,312,337
5.000%, 08/15/2021 (PSF Guaranteed)	375,000	381,493
5.000%, 08/15/2022 (PSF Guaranteed)	350,000	372,625
5.000%, 08/15/2023 (PSF Guaranteed)	325,000	359,926
5.000%, 08/15/2024 (PSF Guaranteed)	535,000	614,077
5.000%, 08/15/2025 (PSF Guaranteed)	50,000	59,236
4.000%, 08/15/2026 (PSF Guaranteed)	200,000	229,119
Bandera Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	460,000	520,773
Beaumont Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	170,000	199,084
Boerne Public Facilities Corp.,
2.750%, 11/01/2022 (Mandatory Tender Date 11/01/2021) (1)	265,000	268,898
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)(Insured by MAC)	175,000	190,303
Bryson Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)	785,000	919,252
Caney Creek Municipal Utility District:
5.000%, 03/01/2022	345,000	358,302
5.000%, 03/01/2023	365,000	394,075
5.000%, 03/01/2025	405,000	464,975
Capital Area Housing Finance Corp.,
2.100%, 09/01/2037 (Callable 08/01/2021)(Mandatory Tender Date 09/01/2022) (1)	1,640,000	1,648,665
Central Texas Regional Mobility Authority:
5.000%, 01/01/2022	460,000	475,314
5.000%, 01/01/2027 (Callable 01/01/2026) (6)	7,375,000	8,698,366
Central Texas Turnpike System:
5.000%, 08/15/2023	205,000	228,059
0.000%, 08/15/2024 (ETM)(Insured by AMBAC)	700,000	689,967
5.000%, 08/15/2027 (Callable 08/15/2024)	330,000	376,526
Channelview Independent School District,
4.000%, 08/15/2029 (PSF Guaranteed)	4,175,000	5,160,172
Cibolo Canyons Special Improvement District:
5.000%, 08/15/2021 (Insured by AGM)	65,000	66,075
5.000%, 08/15/2022 (Insured by AGM)	365,000	387,508
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	78,297
Cinco Municipal Utility District,
4.000%, 12/01/2023 (Insured by BAM)	690,000	750,982
City of Dallas TX,
5.000%, 02/15/2027 (Callable 02/15/2024)	535,000	602,248
City of Del Rio TX,
5.000%, 06/01/2027	520,000	645,018
City of Denton TX:
5.000%, 12/01/2033	900,000	1,077,570
5.000%, 12/01/2034 (Callable 12/01/2026)	195,000	232,897
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	166,975
4.000%, 07/15/2023 (Insured by BAM)	50,000	53,875
City of Hearne TX:
3.000%, 08/01/2022 (Insured by BAM)	225,000	231,556
3.000%, 08/01/2023 (Insured by BAM)	230,000	242,733
3.000%, 08/01/2024 (Insured by BAM)	240,000	257,856
City of Houston TX:
0.000%, 12/01/2024 (ETM)(Insured by AGM)	90,000	88,533
5.500%, 12/01/2024 (ETM)(Insured by NATL)	925,000	1,050,744
0.000%, 12/01/2025 (ETM)(Insured by AGM)	375,000	363,840
0.440%, 05/15/2034 (1 Month LIBOR USD + 0.360%)(Callable 04/21/2021)(Mandatory Tender Date 08/01/2021) (2)	1,525,000	1,525,629
City of Mission TX,
3.500%, 02/15/2027 (Callable 05/03/2021)(Insured by AGM)	110,000	110,235
City of New Braunfels TX,
0.350%, 05/05/2021	5,500,000	5,499,999
City of San Antonio TX:
2.000%, 02/01/2033 (Callable 06/01/2021)(Mandatory Tender Date 12/01/2021) (1)	100,000	100,266
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,055,000	1,096,758
City of Waxahachie TX,
4.000%, 08/01/2028 (Callable 08/01/2026)	765,000	889,972
City of Wilmer TX:
5.000%, 09/01/2026 (Insured by BAM)	410,000	489,791
5.000%, 09/01/2027 (Insured by BAM)	380,000	461,966
Clear Creek Independent School District:
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	130,440
1.350%, 02/15/2032 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	2,450,000	2,486,259
2.150%, 02/15/2038 (Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (1)	250,000	251,745
Clyde Education Facilities Corp.,
4.000%, 08/15/2021 (PSF Guaranteed)	140,000	141,832
Collin County Water Control & Improvement District No. 3:
2.000%, 09/15/2022 (Insured by BAM)	315,000	323,174
2.000%, 09/15/2023 (Insured by BAM)	335,000	345,605
2.000%, 09/15/2024 (Insured by BAM)	350,000	363,423
Corpus Christi Busines & Job Development Corp.,
5.000%, 09/01/2021	1,000,000	1,015,684
Cotulla Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	108,912
County of Archer TX,
4.000%, 02/15/2024	350,000	385,653
County of Bexar TX,
5.000%, 06/15/2029 (Callable 06/15/2026)	840,000	1,023,051
County of Fort Bend TX,
2.000%, 03/01/2027 (Insured by BAM)	745,000	781,707
County of Harris TX:
5.000%, 10/01/2028 (Pre-refunded to 10/01/2021)	135,000	138,172
5.000%, 08/15/2030 (Callable 08/15/2022)	1,430,000	1,522,760
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	275,884
County of Montgomery TX,
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	435,000	444,607
County of Winkler TX,
2.000%, 02/15/2025	250,000	241,265
Cypress-Fairbanks Independent School District:
1.250%, 02/15/2040 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	575,000	583,518
2.125%, 02/15/2040 (Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (1)	100,000	100,725
Dallas Convention Center Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	4,172,436
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	190,000	226,659
Dallas Independent School District:
4.000%, 02/15/2029 (PSF Guaranteed)	5,550,000	6,813,693
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	45,000	46,881
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	305,000	317,752
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	770,000	802,192
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	745,000	776,015
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,385,000	1,696,238
Decatur Independent School District,
0.000%, 08/15/2027 (PSF Guaranteed)	925,000	861,317
Denton County Fresh Water Supply District No. 6,
4.000%, 02/15/2023 (Insured by BAM)	275,000	292,383
Denton Independent School District,
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,705,000	1,792,096
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	1,000,000	1,158,134
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	125,000	146,228
Fort Bend County Municipal Utility District No. 116,
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by BAM)	325,000	360,837
Fort Bend County Municipal Utility District No. 118:
2.000%, 09/01/2023 (Insured by AGM)	330,000	338,886
2.000%, 09/01/2024 (Insured by AGM)	350,000	361,555
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	364,501
Fort Bend County Municipal Utility District No. 134E,
4.500%, 09/01/2022 (Insured by BAM)	330,000	347,220
Fort Bend County Municipal Utility District No. 139:
4.000%, 09/01/2022 (Insured by BAM)	180,000	188,942
4.000%, 09/01/2023 (Insured by BAM)	190,000	205,374
4.000%, 09/01/2024 (Insured by BAM)	200,000	221,877
Fort Bend County Municipal Utility District No. 23,
3.000%, 09/01/2021 (Callable 05/03/2021)(Insured by BAM)	340,000	340,625
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	552,910
Fort Bend County Municipal Utility District No. 58:
2.000%, 04/01/2024 (Insured by BAM)	380,000	396,769
3.000%, 04/01/2024 (Insured by BAM)	605,000	649,621
3.500%, 04/01/2024 (Insured by AGM)	125,000	135,411
3.000%, 04/01/2026 (Insured by BAM)	860,000	947,346
3.000%, 04/01/2026 (Insured by BAM)	635,000	699,494
3.000%, 04/01/2027 (Insured by BAM)	410,000	456,915
Fort Bend County Municipal Utility District No. 81,
3.000%, 09/01/2023 (Callable 05/03/2021)(Insured by AGM)	440,000	440,855
Fort Bend Independent School District:
1.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	1,115,000	1,119,919
0.875%, 08/01/2050 (Mandatory Tender Date 08/01/2025)(PSF Guaranteed) (1)	3,600,000	3,604,033
Friendswood Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	145,000	170,050
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 07/01/2049 (Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (1)	655,000	803,431
0.900%, 05/15/2050 (Callable 05/15/2021)(Mandatory Tender Date 05/15/2025) (1)	4,500,000	4,502,105
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	975,000	1,183,373
5.750%, 07/01/2027 (ETM)	4,205,000	5,025,059
Harris County Municipal Utility District No. 109,
4.000%, 10/01/2027 (Callable 10/01/2021)(Insured by BAM)	460,000	468,636
Harris County Municipal Utility District No. 120,
3.250%, 08/01/2025 (Callable 05/03/2021)(Insured by AGM)	350,000	350,622
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	105,293
Harris County Municipal Utility District No. 276,
3.000%, 09/01/2024 (Insured by BAM)	445,000	479,519
Harris County Municipal Utility District No. 284:
4.000%, 09/01/2023 (Insured by MAC)	370,000	399,939
4.000%, 09/01/2024 (Insured by MAC)	235,000	260,705
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2025 (Insured by AGM)	330,000	375,367
Harris County Municipal Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	225,000	240,723
Harris County Municipal Utility District No. 500,
5.000%, 12/01/2021 (Insured by AGM)	85,000	87,580
Harris County Municipal Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	107,318
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	108,579
Hunt Memorial Hospital District:
5.000%, 02/15/2024	200,000	222,119
5.000%, 02/15/2027	1,500,000	1,797,193
5.000%, 02/15/2028	1,000,000	1,220,014
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	138,389
Irving Hospital Authority,
5.000%, 10/15/2023	150,000	167,006
Katy Independent School District,
0.357%, 08/15/2036 (1 Month LIBOR USD + 0.280%)(Callable 04/12/2021)(Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (2)	680,000	680,007
La Vernia Independent School District,
4.000%, 08/15/2025 (PSF Guaranteed)	260,000	298,450
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	95,000	97,023
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	169,999	173,544
Leander Independent School District:
0.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	32,102
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	325,000	196,643
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	15,000	8,385
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	53,547
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	22,520
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	130,000	58,121
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,325,000	576,370
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,275,000	3,581,536
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	435,000	175,040
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	20,588
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	455,000	187,664
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	40,000	15,692
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,010,000	322,508
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	890,000	267,042
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	75,000	21,129
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	20,000	23,116
Lower Colorado River Authority:
5.000%, 05/15/2024 (Callable 05/15/2022)	125,000	131,623
4.750%, 01/01/2028 (ETM)(Insured by AGM)	310,000	355,314
5.000%, 05/15/2028 (Callable 05/15/2022)	495,000	520,431
Manor Independent School District,
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	122,345
Mansfield Independent School District,
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	3,790,000	3,816,948
Melissa Independent School District,
5.000%, 08/01/2027 (Callable 08/01/2026)(PSF Guaranteed)	560,000	682,515
Midlothian Independent School District,
2.000%, 08/01/2051 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,000,000	1,047,360
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	595,000	590,548
Montgomery County Municipal Utility District No. 112:
3.000%, 10/01/2022 (Insured by BAM)	200,000	207,651
3.000%, 10/01/2024 (Insured by BAM)	215,000	232,142
Montgomery County Municipal Utility District No. 119,
4.000%, 04/01/2021 (Insured by BAM)	250,000	250,000
Montgomery County Municipal Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	121,563
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	175,000	197,959
New Caney Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	117,234
3.000%, 02/15/2050 (Mandatory Tender Date 08/15/2021)(PSF Guaranteed) (1)	230,000	232,382
New Hope Cultural Education Facilities Finance Corp.:
3.625%, 08/15/2022 (Callable 08/15/2021) (3)	65,000	65,311
4.000%, 06/15/2024	50,000	54,192
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	287,227
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	705,000	802,366
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)	485,000	552,669
North East Independent School District,
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,225,000	1,281,970
North Mission Glen Municipal Utility District,
3.000%, 09/01/2024 (Insured by AGM)	185,000	199,351
North Texas Education Finance Corp.,
5.250%, 12/01/2047 (Pre-refunded to 06/01/2022)	1,600,000	1,693,018
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	25,880
5.250%, 09/01/2026 (Pre-refunded to 09/01/2021)	3,055,000	3,118,267
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	452,286
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 05/03/2021)(Insured by AGM)	100,000	94,335
Northside Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	110,000	117,267
1.750%, 06/01/2032 (Callable 04/21/2021)(Mandatory Tender Date 06/01/2022)(PSF Guaranteed) (1)	1,145,000	1,145,517
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	3,085,000	3,190,545
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021 (Insured by BAM)	25,000	25,621
Northwest Harris County Municipal Utility District No. 19:
2.000%, 10/01/2021 (Insured by AGM)	95,000	95,760
2.000%, 10/01/2022 (Insured by AGM)	105,000	107,113
2.000%, 10/01/2023 (Insured by AGM)	105,000	108,370
3.000%, 10/01/2024 (Insured by AGM)	110,000	118,691
Odessa Junior College District,
4.000%, 07/01/2029 (Callable 07/01/2022)(Insured by AGM)	190,000	198,593
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021	210,000	216,162
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	152,422
Paloma Lake Municipal Utility District No. 1,
2.000%, 09/01/2022 (Insured by NATL)	150,000	153,360
Paseo del Este Municipal Utility District No. 10:
4.000%, 08/15/2022 (Insured by MAC)	160,000	167,810
4.000%, 08/15/2023 (Insured by MAC)	130,000	140,503
4.000%, 08/15/2024 (Insured by MAC)	180,000	199,792
Port of Port Arthur Navigation District,
0.040%, 04/01/2040 (Optional Put Date 04/01/2021) (1)	18,000,000	18,000,000
Poteet Independent School District,
3.000%, 08/15/2021 (PSF Guaranteed)	235,000	237,408
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	110,000	124,432
Red River Education Finance Corp.:
5.000%, 06/01/2021	300,000	301,851
3.000%, 06/01/2022	655,000	669,703
5.000%, 06/01/2022	880,000	919,912
Remington Municipal Utility District No. 1:
3.000%, 09/01/2021 (Insured by AGM)	415,000	419,520
3.000%, 09/01/2022 (Insured by AGM)	100,000	103,712
Rockwall Independent School District:
0.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	992,635
0.000%, 02/15/2024 (PSF Guaranteed)	1,270,000	1,247,895
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2021	25,000	25,422
San Antonio Water System,
2.000%, 05/01/2043 (Mandatory Tender Date 11/01/2021) (1)	645,000	651,301
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	112,967
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	113,108
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,128,443
Sienna Plantation:
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by AGM)	500,000	511,689
2.000%, 09/01/2028 (Callable 09/01/2025)(Insured by AGM)	315,000	321,118
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	399,939
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2025 (Insured by AGM)	250,000	289,054
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	108,084
Spring Creek Utility District of Montgomery County:
2.500%, 10/01/2023 (Insured by AGM)	150,000	157,080
3.000%, 10/01/2023 (Insured by AGM)	145,000	154,190
State of Texas:
5.000%, 10/01/2027 (Callable 10/01/2025)	1,210,000	1,448,744
1.850%, 08/01/2029 (Callable 05/03/2021)(Optional Put Date 08/01/2022) (1)	315,000	315,240
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2024	225,000	254,939
5.000%, 10/01/2025 (Callable 10/01/2023)	2,110,000	2,338,072
2.250%, 11/15/2025	225,000	234,159
Taylor Independent School District,
3.000%, 02/15/2023 (PSF Guaranteed)	815,000	854,560
Texas Department of Housing & Community Affairs:
4.050%, 07/01/2026 (Callable 05/03/2021)(Insured by GNMA)	360,000	360,702
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)	580,000	650,304
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2021	120,000	124,103
1.573%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 04/01/2021) (2)	7,800,000	7,751,181
6.250%, 12/15/2026	2,750,000	3,231,017
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2024	1,000,000	1,155,604
5.000%, 12/15/2025	2,000,000	2,371,563
Texas Public Finance Authority,
5.000%, 12/01/2027 (Callable 06/01/2025)	950,000	1,094,510
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	840,000	935,030
Texas State Public Finance Authority Charter School Finance Corp.,
7.250%, 08/15/2041 (Pre-refunded to 08/15/2021) (7)	450,000	461,243
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021) (1)	910,000	927,161
Tioga Independent School District Public Facility Corp.:
4.000%, 08/15/2021	185,000	185,991
4.000%, 08/15/2022	450,000	458,663
4.000%, 08/15/2023	470,000	484,635
4.000%, 08/15/2024	185,000	192,794
3.250%, 08/15/2026 (Callable 08/15/2024)	195,000	197,667
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	301,725
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	55,000	55,690
Upper Trinity Regional Water District,
5.000%, 08/01/2024 (Callable 08/01/2022)(Insured by AGM)	195,000	206,650
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	56,792
4.000%, 12/01/2024 (Insured by BAM)	425,000	471,009
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	440,000	491,334
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	340,000	368,734
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	460,000	511,552
4.000%, 12/01/2027 (Callable 12/01/2024)(Insured by BAM)	475,000	526,422
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	495,000	545,395
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	455,000	501,323
4.000%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	685,000	751,639
West Harris County Municipal Utility District No. 17:
0.000%, 09/01/2021 (Insured by AGM)	60,000	59,904
3.000%, 09/01/2023 (Insured by AGM)	360,000	380,546
Willow Creek Farms Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	46,836
3.500%, 09/01/2023 (Insured by AGM)	125,000	133,718
Wink-Loving Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2023)(PSF Guaranteed)	1,995,000	2,170,932
5.000%, 02/15/2027 (Callable 02/15/2023)(PSF Guaranteed)	500,000	543,996
Total Texas (Cost $189,512,780)		191,752,843	10.8%

Utah
County of Utah UT:
5.000%, 05/15/2057 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	410,000	462,759
5.000%, 05/15/2060 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	100,000	114,991
University of Utah:
5.000%, 08/01/2025	450,000	536,082
5.000%, 08/01/2025	285,000	339,519
5.000%, 08/01/2026	380,000	466,921
5.000%, 08/01/2026	300,000	368,622
5.000%, 08/01/2027	500,000	630,995
5.000%, 08/01/2027	315,000	397,527
5.000%, 08/01/2028	350,000	451,716
5.000%, 08/01/2028	335,000	432,356
5.000%, 08/01/2029	350,000	460,536
5.000%, 08/01/2029	350,000	460,536
Utah Charter School Finance Authority:
5.000%, 04/15/2021 (Insured by UT CSCE)	110,000	110,137
4.000%, 04/15/2022 (Insured by UT CSCE)	250,000	258,879
5.000%, 04/15/2022 (Insured by UT CSCE)	110,000	115,033
5.000%, 04/15/2023 (Insured by UT CSCE)	160,000	173,422
4.000%, 04/15/2024 (Insured by UT CSCE)	100,000	109,124
5.000%, 04/15/2024 (Insured by UT CSCE)	240,000	269,046
5.000%, 10/15/2024 (Insured by UT CSCE)	355,000	403,976
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	155,512
5.000%, 04/15/2026 (Insured by UT CSCE)	150,000	178,716
3.625%, 06/15/2029 (Callable 06/15/2027) (3)	485,000	500,757
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	55,000	59,148
Utah Infrastructure Agency:
4.000%, 10/15/2023	180,000	194,517
4.000%, 10/15/2024	190,000	210,062
4.000%, 10/15/2025	100,000	112,640
Total Utah (Cost $7,965,821)		7,973,529	0.5%

Vermont
City of Burlington VT,
5.000%, 07/01/2023 (Pre-refunded to 07/01/2021)	25,000	25,281
Vermont Educational & Health Buildings Financing Agency:
5.000%, 12/01/2032 (Callable 06/01/2026)	1,100,000	1,306,017
5.000%, 12/01/2033 (Callable 06/01/2026)	2,445,000	2,895,593
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	55,000	59,467
4.000%, 11/01/2048 (Callable 05/01/2027)	1,210,000	1,314,378
4.000%, 11/01/2049 (Callable 05/01/2028)(Insured by GNMA)	2,455,000	2,778,491
3.750%, 11/01/2050 (Callable 05/01/2029)(Insured by GNMA)	1,525,000	1,694,776
Vermont Public Power Supply Authority:
5.000%, 07/01/2022	380,000	401,294
5.000%, 07/01/2025	520,000	608,221
5.000%, 07/01/2026	500,000	599,748
Winooski School District,
1.250%, 10/15/2021	6,000,000	6,014,807
Total Vermont (Cost $17,540,932)		17,698,073	1.0%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)	1,170,000	1,205,979
Henry County Industrial Development Authority,
2.000%, 11/01/2023 (Callable 11/01/2021)	3,250,000	3,276,928
Virginia Commonwealth University Health System Authority,
4.750%, 07/01/2041 (Pre-refunded to 07/01/2021)	105,000	106,168
Virginia Housing Development Authority,
2.490%, 01/01/2022	1,000,000	1,016,099
Virginia Public Building Authority,
5.000%, 08/01/2028	8,300,000	10,712,107
Wise County Industrial Development Authority,
1.200%, 11/01/2040 (Mandatory Tender Date 05/31/2024) (1)	1,875,000	1,907,818
Total Virginia (Cost $18,200,164)		18,225,099	1.0%

Washington
Central Puget Sound Regional Transit Authority,
0.510%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	100,000	100,508
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	260,000	277,383
4.000%, 05/01/2026 (Callable 05/01/2023)	410,000	434,874
5.000%, 05/01/2026 (Insured by BAM)	410,000	495,811
King County Housing Authority:
2.200%, 05/01/2021	1,000,000	1,001,408
3.500%, 05/01/2021	300,000	300,713
4.000%, 01/01/2022	100,000	102,693
3.500%, 05/01/2022	350,000	361,940
5.000%, 11/01/2026	810,000	984,965
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2022	635,000	651,224
5.000%, 01/01/2023	665,000	703,941
5.000%, 01/01/2024	1,010,000	1,097,422
5.000%, 01/01/2024	700,000	756,873
5.000%, 01/01/2025	735,000	815,715
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 12/01/2022)(Insured by SCH BD GTY)	675,000	716,006
Spokane Public Facilities District,
5.000%, 12/01/2028 (Callable 06/01/2023)	550,000	589,272
State of Washington:
5.000%, 07/01/2024 (Callable 07/01/2022)(Insured by ST AID)	620,000	656,897
5.000%, 07/01/2024 (Callable 07/01/2022)	250,000	264,942
Vancouver Housing Authority,
1.530%, 12/01/2022 (Callable 12/01/2021)	1,780,000	1,790,954
Washington Health Care Facilities Authority:
5.000%, 10/01/2030 (Callable 04/01/2025)	1,335,000	1,542,941
1.177%, 01/01/2042 (1 Month LIBOR USD + 1.100%)(Callable 01/01/2022)(Mandatory Tender Date 07/01/2022) (2)	500,000	502,009
5.000%, 10/01/2042 (Mandatory Tender Date 10/01/2021) (1)	120,000	122,795
Total Washington (Cost $14,173,960)		14,271,286	0.8%

West Virginia
City of Fairmont WV,
5.250%, 07/01/2022 (Insured by AMBAC)	70,000	72,379
Roane County Building Commission,
2.550%, 11/01/2021 (Callable 05/03/2021)	2,000,000	2,002,484
West Virginia Economic Development Authority,
2.625%, 12/01/2042 (Mandatory Tender Date 06/01/2022) (1)	290,000	297,478
Total West Virginia (Cost $2,364,269)		2,372,341	0.1%

Wisconsin
Appleton Redevelopment Authority,
0.150%, 06/01/2036 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	5,000,000	5,000,000
Baldwin-Woodville Area School District,
2.000%, 04/01/2023 (Callable 05/03/2021)	110,000	110,127
City of Antigo WI,
2.000%, 06/01/2022	75,000	76,364
City of Greenfield WI,
2.000%, 02/01/2025 (Callable 05/01/2021)	450,000	450,584
City of Kaukauna WI,
2.625%, 09/01/2024 (Callable 09/01/2022)	300,000	308,398
City of Ladysmith WI,
4.000%, 06/01/2022 (Callable 05/03/2021)	150,000	150,408
City of Marinette WI,
4.000%, 05/01/2027 (Callable 05/01/2023)	150,000	161,055
City of Menomonie WI,
3.000%, 12/01/2024	415,000	447,859
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	133,741
City of Plymouth WI,
2.000%, 05/01/2023 (Callable 05/03/2021)	825,000	825,955
City of Waupun WI,
2.700%, 12/01/2024 (Callable 12/01/2021)	250,000	252,953
City of West Allis WI,
2.375%, 04/01/2023 (Callable 05/03/2021)	100,000	100,145
Coleman School District,
4.000%, 03/01/2025 (Callable 03/01/2024)	200,000	219,774
County of Manitowoc WI,
4.000%, 11/01/2021	90,000	91,897
Greendale School District,
2.700%, 03/01/2026 (Callable 03/01/2022)	500,000	508,257
Hilbert School District,
4.000%, 04/01/2027 (Callable 04/01/2025)	250,000	284,621
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 03/01/2023)	700,000	682,465
3.000%, 03/01/2025 (Callable 03/01/2023)	175,000	168,332
Public Finance Authority:
5.000%, 06/15/2021	140,000	140,941
4.000%, 10/01/2021	200,000	201,975
5.000%, 10/01/2022 (3)	2,000,000	2,095,717
5.000%, 06/15/2023	395,000	427,406
5.000%, 10/01/2023 (3)	2,000,000	2,155,595
5.000%, 10/01/2024 (3)	1,605,000	1,773,335
3.000%, 03/01/2026 (Callable 05/03/2021) (3)	2,250,000	2,250,841
8.375%, 06/01/2037 (Pre-refunded to 06/01/2022)	1,020,000	1,108,626
8.625%, 06/01/2047 (Pre-refunded to 06/01/2022)	1,255,000	1,369,187
Pulaski Community School District,
2.500%, 03/01/2023 (Callable 05/03/2021)	40,000	40,056
Southeast Wisconsin Professional Baseball Park District:
0.000%, 12/15/2021 (ETM)(Insured by NATL)	30,000	29,939
0.000%, 12/15/2024 (ETM)(Insured by NATL)	95,000	93,092
State of Wisconsin:
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	65,992
5.000%, 05/01/2029 (Pre-refunded to 05/01/2022)	145,000	152,596
Tender Option Bond Trust:
0.260%, 01/01/2035 (Optional Put Date 04/07/2021) (1)(3)	795,000	795,000
0.310%, 05/01/2054 (Optional Put Date 04/07/2021) (1)(3)	1,300,000	1,300,000
0.310%, 05/01/2054 (Optional Put Date 04/07/2021) (1)(3)	2,238,000	2,238,000
0.310%, 05/01/2054 (Optional Put Date 04/07/2021) (1)(3)	2,184,000	2,184,000
Town of Delavan WI,
4.500%, 03/01/2024	130,000	145,302
Town of St. Joseph WI:
3.000%, 12/01/2023 (Insured by MAC)	450,000	479,047
3.000%, 12/01/2024 (Insured by MAC)	370,000	400,690
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 05/03/2021)	100,000	100,217
Village of Hales Corners WI,
3.000%, 11/01/2022	345,000	359,044
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 05/03/2021)	225,000	225,407
West Bend Joint School District No. 1,
2.000%, 04/01/2024 (Callable 05/03/2021)	535,000	535,601
Wisconsin Center District:
5.000%, 12/15/2022	715,000	773,024
5.250%, 12/15/2023 (ETM)(Insured by AGM)	35,000	37,612
5.250%, 12/15/2023 (Insured by AGM)	20,000	22,050
0.000%, 12/15/2024 (Insured by NATL)	100,000	96,051
5.000%, 12/15/2025	120,000	144,068
5.250%, 12/15/2027 (ETM)(Insured by AGM)	50,000	61,155
5.250%, 12/15/2027 (Insured by AGM)	215,000	261,351
Wisconsin Health & Educational Facilities Authority:
5.000%, 11/01/2021	110,000	111,305
5.875%, 02/15/2022 (Insured by BHAC)	45,000	47,128
5.000%, 03/01/2022	230,000	236,746
5.000%, 07/01/2022	185,000	195,529
4.000%, 09/15/2022	200,000	205,839
5.000%, 03/01/2023	300,000	318,193
5.000%, 06/01/2023 (Callable 06/01/2022)	415,000	434,785
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	154,227
5.000%, 12/01/2023	150,000	167,834
4.000%, 09/15/2024 (Callable 09/15/2023)	360,000	376,475
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	749,653
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,532,813
4.000%, 09/15/2025 (Callable 09/15/2022)	200,000	205,233
4.000%, 09/15/2025 (Callable 09/15/2023)	375,000	391,431
5.000%, 11/01/2025	245,000	264,046
5.000%, 02/15/2026	1,000,000	1,188,223
5.000%, 02/15/2026 (Insured by AGM)	500,000	601,752
2.250%, 11/01/2026 (Callable 11/01/2021)	1,250,000	1,245,441
5.000%, 10/01/2027 (Callable 10/01/2022)	135,000	143,456
5.000%, 11/15/2027 (Callable 11/15/2024)	640,000	727,592
5.000%, 08/15/2029 (Callable 08/15/2027)	720,000	892,788
5.000%, 11/01/2029 (Callable 11/01/2026)	500,000	548,410
5.000%, 12/15/2029 (Callable 12/15/2024)	105,000	120,592
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	185,000	203,663
5.250%, 04/15/2035 (Pre-refunded to 04/15/2023)	560,000	615,877
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	480,000	549,697
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	3,100,000	3,695,880
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	5,300,000	6,018,731
0.610%, 08/15/2054 (SIFMA Municipal Swap Index + 0.550%)(Callable 07/26/2022)(Mandatory Tender Date 07/26/2023) (2)	255,000	255,915
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	240,000	257,467
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	340,000	368,918
1.600%, 11/01/2048 (Callable 11/01/2021)(Mandatory Tender Date 11/01/2022) (1)	430,000	433,258
4.250%, 03/01/2049 (Callable 09/01/2028)	840,000	941,868
Total Wisconsin (Cost $55,289,482)		56,236,617	3.2%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board:
5.000%, 06/15/2023	675,000	728,235
5.000%, 06/15/2024	735,000	816,635
5.000%, 06/15/2025	950,000	1,082,581
5.000%, 06/15/2026	340,000	394,447
County of Laramie WY,
4.000%, 05/01/2028	425,000	505,511
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	960,000	1,017,039
3.750%, 12/01/2049 (Callable 12/01/2028)	1,785,000	1,927,760
Total Wyoming (Cost $6,407,450)		6,472,208	0.4%
Total Municipal Bonds (Cost $1,715,837,618)		1,738,187,709	97.7%

Closed-End Investment Companies
Nuveen AMT-Free Municipal Credit Income Fund, Series B Preferred Shares,
0.410%, 03/01/2029 (1)	10,000,000	10,000,000
Nuveen AMT-Free Quality Municipal Income Fund, Series D Preferred Shares,
0.410%, 03/01/2029 (1)	12,000,000	12,000,000
Total Closed-End Investment Companies (Cost $22,000,000)		22,000,000	1.2%
Total Long-Term Investments (Cost $1,756,368,666)		1,778,699,234	99.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.01% (4)	12,485,142	12,485,142
Total Short-Term Investment (Cost $12,485,142)		12,485,142	0.7%
Total Investments (Cost $1,768,853,808)		1,791,184,376	100.6%
Liabilities in Excess of Other Assets		(10,185,336)	(0.6)%
TOTAL NET ASSETS		$1,780,999,040	100.0%
Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2021, the value of these securities total $104,446,247, which represents 5.86% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2021.

Baird Short-Term Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$18,511,525	$–	$18,511,525
Municipal Bonds	–	1,738,187,709	–	1,738,187,709
Closed-End Investment Companies	–	22,000,000	–	22,000,000
Total Long-Term Investments	–	1,778,699,234	–	1,778,699,234
Short-Term Investment
Money Market Mutual Fund	12,485,142	–	–	12,485,142
Total Short-Term Investment	12,485,142	–	–	12,485,142
Total Investments	$12,485,142	$1,778,699,234	$–	$1,791,184,376

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.